FIRST DEFINED PORTFOLIO FUND, LLC
                                  ANNUAL REPORT
                      FOR THE YEAR ENDED DECEMBER 31, 2001


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TABLE OF CONTENTS
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

 Shareholder Letter ....................................................   1
 Market Overview .......................................................   2
 Performance Summary ...................................................   9
 Portfolio of Investments ..............................................  20
 Statements of Assets and Liabilities ..................................  32
 Statements of Operations ..............................................  34
 Statements of Changes in Net Assets ...................................  36
 Statements of Changes in Net Assets-Capital Stock Activity ............  38
 Financial Highlights ..................................................  40
 Notes to Financial Statements .........................................  51
 Report of Independent Auditors ........................................  58

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SHAREHOLDER LETTER
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

Dear Shareholders:

A year ago at this time, we began our commentary with the remark that 2000 represented one of the most challenging climates in recent memory. We would like to amend that statement at this time and extend the period to include 2001. The U.S. has not experienced two consecutive years of negative total returns in the equities markets, as it did in 2000-01, since 1973-74. The economic soft landing that was to have been orchestrated in 2001 by the Federal Reserve never materialized. According to the National Bureau of Economic Research (NBER), the U.S. entered into recession in March 2001. It appears that the manufacturing sector of the U.S. economy may have already been in recession by the second half of 2000. The tragic events of September 11 merely exacerbated the economic downturn by accelerating fourth-quarter layoffs and write-offs in the corporate sector.

The aggressive easing by the Fed in 2001, entailing 11 fed funds rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend. Despite short-term interest rates sitting at 40-year lows, business investment continued to shrink in 2001, especially IT spending. The inventory overhang had much to do with the lack of activity as manufacturers were forced to sell existing stocks before producing more. Consumers, on the other hand, seized the opportunity to secure low-cost capital, in record numbers, by either initiating a home mortgage or refinancing one, as well as by purchasing automobiles from dealers offering interest-free financing. In the end, however, the lack of support by the business community overwhelmed the resiliency of the consumer.

Since 1948, the average length of a recession has been 10.7 months, according to Christina Romer and the Journal of Economic History. Should the current recession mirror the average, it could be over by February. Looking ahead, we are encouraged by the most recent economic data showing an up tick in manufacturing activity as well as the near successful completion of the long-awaited inventory correction. Inflation barometers are benign despite the huge amount of liquidity that has been pumped into the system. The biggest concern is earnings. The good news is that Standard & Poor's own analysts predict that the S&P 500 will post an earnings increase of more than 30% in 2002, driven by a rebounding economy.

As always, our approach to investing on behalf of the First Defined Portfolio Fund, LLC is based on the belief that a disciplined buy-and-hold philosophy best suits the long-term investor. The companies selected for our defined sector portfolios are researched and evaluated using database screening techniques, fundamental analysis, and the judgement of our research analysts. We believe that financial markets set the price of financial securities based upon expectations for future cash flows. It is our contention that successful investors tend to select stocks where management is able to exceed cash flow expectations. Likewise, portfolios derived from indexes will continue to employ unique quantitative strategies that combine historical evidence with common sense to give investors an opportunity to obtain returns greater than that of the actual indexes.

/S/ SIGNATURE

James A. Bowen
President of the First Defined
Portfolio Fund, LLC

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OVERVIEW OF THE MARKET
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

Despite the impressive fourth-quarter rebound in the stock market, equities posted their second consecutive year of negative total return performance, as measured by the DJIA, S&P 500 and the Nasdaq Composite. The U.S. has not experienced two consecutive years of negative total return performance since 1973-74. It appears that the aggressive easing by the Fed in 2001, entailing 11 fed funds rate cuts totaling 4.75 percentage points, did wonders for the consumer, but did little to inspire the business community to spend.

Even with short-term interest rates sitting at 40-year lows, business investment continued to shrink. Consumers, on the other hand seized the opportunity to secure low-cost capital by refinancing a record number of home mortgages, nearly $950 billion worth, according to the Mortgage Bankers Association of America. New and existing home sales were robust in 2001 thanks to low mortgage rates. The housing market, however, was not enough to keep the U.S out of recession. According to the National Bureau of Economic Research (NBER), the U.S. entered into recession in March 2001.

The fourth-quarter rally in stocks actually began in late September, approximately 10 days after the attacks of September 11. A combination of a deeply oversold market following the tragic events of September 11, a number of reports from companies indicating that business conditions were stabilizing and some hints from a select group of economic indicators that a turnaround may be in the making helped lure investors back to equities. We believe that the economy and corporate profits have troughed and will rebound in 2002. With short-term rates at 40-year lows, we also believe that investors' appetite for equities will return as well.

Perhaps the most encouraging remarks concerning the outlook for 2002 come from the manufacturing sector of the U.S. economy. The National Association of Manufacturers (NAM) believes that the U.S. economy will pull out of recession early this year, but the recovery will be U-shaped rather than V-shaped, meaning the recovery won't be a sharp one. NAM predicts that the economy will shrink at an annual rate of 2.7% in the fourth quarter of 2001 before rebounding to 1.7% growth in the first quarter of 2002, 2.4% in the second quarter and 3.5% for the second half of the year.

We are also encouraged by the following trends:

     o The cost of oil and natural gas declined substantially in 2001. Oil has fallen from over $30 per barrel to closer to $20. Natural gas now costs about one-fifth what it did last winter. The drop in energy prices not only boosts the discretionary income levels of consumers, but is a boon to businesses as well, especially the manufacturing sector of the economy.

     o Cash flow into the high yield corporate bond market over the past couple of months indicates that investors are becoming more comfortable with taking on greater risk to earn higher returns. We see this as a good barometer for stocks.

In closing, we envision a considerably better climate for investing in 2002.

                            DEFINED TARGET PORTFOLIOS

DOWSM TARGET 5 PORTFOLIO

The DowSM Target 5 Portfolio seeks to provide above-average total return.

The DowSM Target 5 Portfolio seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the DowSM Target 5 Portfolio, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the five companies with the lowest per share stock prices of the ten companies in the Dow Jones Industrial AverageSM ("DJIA") that have the highest dividend yields as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.


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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

The DowSM Target 5 slightly outperformed the DJIA in 2001. The Net Asset Value
(NAV) declined from $8.62 to $8.19 during the calendar year. Three stocks advanced and two declined. Caterpillar and Philip Morris posted gains of 13.7% and 9.1%. International Paper was slightly higher, up 1.4%. SBC Communications and Eastman Kodak declined by 16.1% and 21.9%. Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.6% while the S&P Barra Growth Index declined by 12.7%.

DOWSM DART 10 PORTFOLIO

The DowSM Dart 10 Portfolio seeks to provide above-average total return.

The DowSM Dart 10 Portfolio seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the DowSM Dart 10 Portfolio, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies in DIJA that have the highest dividend yields and buyback ratios as of the close of business on or about the applicable stock selection date. Buyback ratio is determined by subtracting one from the ratio of the company's common shares outstanding 12 months prior to the applicable stock selection date divided by the common shares outstanding on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

The DowSM Dart 10 significantly lagged the DJIA in 2001. The Net Asset Value
(NAV) declined from $10.02 to $8.54 during the calendar year. Three stocks advanced and seven declined. Caterpillar and Philip Morris posted gains of 13.7% and 9.1%. Minnesota Mining was basically unchanged, up 0.2%. Boeing, Merck, Hewlett Packard, Eastman Kodak, United Technologies and Du Pont (E.I.) performed poorly declining 40.4%, 35.9%, 34.0%, 21.9%, 16.8% and 9.1% respectively. Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.6% while the S&P Barra Growth Index declined by 12.7%.

THE GLOBAL TARGET 15 PORTFOLIO

The Global Target 15 Portfolio seeks to provide above-average total return.

The Global Target 15 Portfolio seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the Global Target 15 Portfolio, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the companies which are components of the DJIA, the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index. The Global Target 15 Portfolio primarily consists of common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA, FT Index and Hang Seng Index, respectively, that have the highest dividend yields in the respective index as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

The Global Target 15 significantly outperformed the MSCI World Index in 2001. The Net Asset Value (NAV) declined from $9.90 to $9.66 during the calendar year. Seven stocks advanced and eight declined. For 2001, three DJIA stocks advanced and two declined. Two stocks in the Financial Times Industrial Ordinary Share Index (FT) advanced and three declined. Two stocks in the Hang Seng advanced while three declined. The best performers were the following: Marks & Spencer
(FT) (+95.9%), Tate & Lyle PLC (FT) (+44.3%) and Caterpillar (DJ) (+13.7%). The biggest decliners were the following: British Airways (FT) (-49.5%), Hysan Development (HK) (-25.4%), Peninsular (FT) (-22.5%), Eastman Kodak (DJ) (-21.9%) and Invensys (FT) (-21.2%).



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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

S&P(REGISTRATION MARK) TARGET 10 PORTFOLIO

The S&P(REGISTRATION MARK) Target 10 Portfolio seeks to provide above-average total return.

The S&P(REGISTRATION MARK) Target 10 Portfolio seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the S&P(REGISTRATION MARK) Target 10 Portfolio, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of the ten companies selected from a subset of the stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

The S&P(REGISTRATION MARK) Target 10 significantly underperformed the S&P 500 Index in 2001. The Net Asset Value (NAV) declined from $9.54 to $7.19 during the calendar year. Two stocks advanced, seven declined and one (Enron) was sold. Enron, an energy company, was removed from the portfolio because it is immersed in an accounting scandal and has filed for bankruptcy protection. Dynegy, another energy company in the portfolio, and a competitor to Enron, was down 54.2% for the year. The two positive performing stocks were Tenet Health and UnitedHealth Group up 32.1% and 15.4% respectively. The poorest performers were the following: Dynegy (-54.2%), El Paso Corp. (-36.7%) and Reliant Energy (-36.1%). Value investing slightly outperformed growth investing in 2001, as measured by Standard & Poors. The S&P Barra Value Index was down 11.6% while the S&P Barra Growth Index declined by 12.7%.

NASDAQ(REGISTRATION MARK) TARGET 15 PORTFOLIO

The Nasdaq(REGISTRATION MARK) Target 15 Portfolio seeks to provide above-average total return.

The Nasdaq(REGISTRATION MARK) Target 15 Portfolio seeks to achieve its objective by investing in common stocks issued by companies that are expected to provide income and to have the potential for capital appreciation. To select the stocks for the NASDAQ(REGISTRATION MARK) Target 15 Portfolio, the investment adviser follows a disciplined investment strategy that invests primarily in the common stocks of fifteen companies selected from a subset of the stocks included in the Nasdaq-100 Index, as of the close of business on or about the applicable stock selection date. The portfolio will be adjusted annually on or about December 31 in accordance with the investment strategy.

The Nasdaq(REGISTRATION MARK) Target 15 significantly underperformed the Nasdaq Composite in 2001. The Net Asset Value (NAV) declined from $12.88 to $9.25 during the calendar year. Seven stocks advanced and eight declined. The top performing stocks were the following: Bed Bath & Beyond (+51.5%), Concord EFS (+49.2%), Paccar (+36.8%) and Genzyme (+33.1%). The poorest performers were the following: Comverse Technology (-79.4%), Check Point Software (-55.2%), Oracle (-52.5%) and Adobe Systems (-46.6%).

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO

The 10 Uncommon Values Portfolio seeks to provide above-average capital appreciation.

The 10 Uncommon Values Portfolio seeks to achieve its objective by investing primarily in the ten common stocks, listed on a U.S. securities exchange, selected by the Investment Policy Committee of Lehman Brothers Inc. ("Lehman Brothers") with the assistance of the Research Department of Lehman Brothers which, in the opinion of Lehman Brothers, have the greatest potential for capital appreciation (on a percentage basis) during the next year. The portfolio will be adjusted annually on or about July 1 in accordance with the investment strategy.

The 10 Uncommon Values Portfolio lagged the Nasdaq Composite and significantly underperformed the S&P 500 index in 2001. The Net Asset Value (NAV) declined from $8.39 to $5.40 during the calendar year. In the first half of 2001, two stocks advanced and eight declined. In the second half of 2001, featuring the new selections for the 2001 portfolio, four stocks advanced and six declined.

The top performing stocks in the first half of 2001 were the following: Cendant (+102.6%) and Micron Technology (+15.8%).


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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

The stocks that performed poorly in the first half of 2001 were the following:
Juniper Networks (-75.3%), Nortel Networks (-71.7%), Tellabs (-65.7%), BEA Systems (-54.4%) and Agilent Technologies (-40.6%).

The top performing stocks in the second half of 2001 were the following: Concord EFS (+26.1%), Harley Davidson (+15.5%) and Bed Bath & Beyond (+8.7%).

The stocks that performed poorly in the second half of 2001 were the following:
Mirant (-53.4%), Comcast (-17.1%), Washington Mutual (-11.7%) and Alcoa
(-10.4%).

                            DEFINED SECTOR PORTFOLIOS

FIRST TRUST ENERGY PORTFOLIO

The Energy Portfolio seeks to provide above-average capital appreciation.

The Energy Portfolio seeks to achieve its objective by investing primarily in common stocks issued by companies involved in the energy industry. The Energy Portfolio may hold securities of issuers in many energy sectors including, among others, integrated oil, oil field services and equipment, oil and gas production, and natural gas. The companies selected for the Energy Portfolio are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the investment adviser's research analysts. The investment adviser seeks companies that it believes have above-average growth prospects.

The Energy Portfolio was down substantially in 2001 and underperformed both the S&P 500 and the AMEX Deutsche Bank Energy Index. The Net Asset Value (NAV) declined from $15.87 to $11.29 during the calendar year. Four stocks advanced and twenty declined.

Like most sectors, the outlook for energy is tied to the prospects for an economic recovery. The drop in demand for oil and natural gas in 2001, from both the private and corporate sectors, showed just how economically sensitive the energy sector is. With the exception of integrated oil companies, the energy sector succumbed to the drop in demand for oil and natural gas products. The following S&P group returns reflect how energy stocks fared in 2001: Natural Gas (-56.0%), Oil Equipment & Services (-31.8%), Oil & Gas Drilling (-28.3%), Oil-Exploration & Production (-22.6%) and Oil-Integrated Domestic (+6.9%).

With the price of a barrel of oil off nearly 45% from its high in 2000 and the price of natural gas roughly one-fifth it was at its peak last winter, one would be justified in assuming that higher energy prices are a potential byproduct of any economic recovery. Recent production cuts initiated by OPEC and non-member producers to boost the price of oil back to OPEC's target range of $22-$28 per barrel should also be heeded.

The top performing stocks in 2001 were the following: Marathon Oil (+11.6%), ChevronTexaco (+9.3%) and Valero Energy (+3.4%).

The stocks that performed poorly in 2001 were the following: Mirant (-43.4%), Nabors Industries (-42.0%), El Paso (-36.7%), Devon Energy (-36.3%), Vintage Petroleum (-32.2%) and Williams Companies (-28.9%).

FIRST TRUST FINANCIAL SERVICES PORTFOLIO

The Financial Services Portfolio seeks to provide above-average capital appreciation.

The Financial Services Portfolio seeks to achieve its objective by investing primarily in common stocks issued by companies involved in the financial services industry, including, among others, money center banks, major regional banks, financial and investment service providers and insurance companies. The companies selected for the Financial Services

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

Portfolio are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the investment adviser's research analysts. The investment adviser seeks companies that it believes have above-average growth prospects.

The Financial Services Portfolio was down in 2001, but outperformed the S&P 500. The portfolio slightly lagged the S&P Financials Index. The Net Asset Value
(NAV) declined from $13.09 to $11.68 during the calendar year. Nine stocks advanced and twenty-one declined.

Financials struggled in 2001 as mergers and acquisitions, equity underwriting and trading activity were all down. The following S&P group returns reflect how financial stocks fared in 2001: Investment Bank/ Brokerage (-25.1%), Major Regional Banks (-8.6%), Life Insurance (-8.3%), Property-Casualty (-7.7%), Saving & Loans (-6.1%) and Money Center Banks (+10.1%).

The outlook for financials is positive for next year, though improvement is likely to be gradual. First Call expects brokerage earnings to grow from 8% in 2001 to 20% in 2002. Despite struggling with a rise in non-performing loans in 2001, First Call expects bank earnings to grow by 19% in 2002. Property-casualty insurance and reinsurance companies were adversely affected by the terrorist attacks of September 11 and are in the process of addressing guidelines for future coverage of man-made catastrophes. Expect premium increases from any insurers willing to maintain coverage. Prior to the attacks, the industry was considered to be on solid footing.

The top performing stocks in 2001 were the following: BankAmerica (+42.7%), Investment Technology Group (+40.4%), Eaton Vance (+11.1%) and Household Int'l (+6.9%).

The stocks that performed poorly in 2001 were the following: Aflac (-31.5%), Cigna (-29.0%), Morgan Stanley (-28.3%), Bank of New York (-24.9%) and Merrill Lynch (-22.7%).

FIRST TRUST INTERNET PORTFOLIO

The Internet Portfolio seeks to provide above-average capital appreciation.

The Internet Portfolio seeks to achieve its objective by investing primarily in common stocks issued by companies involved in the internet industry. The companies selected for the Internet Portfolio are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the investment adviser's research analysts. The investment adviser seeks companies that it believes have above-average growth prospects.

The Internet Portfolio was down substantially in 2001 and underperformed the Nasdaq Composite and slightly underperformed the Dow Jones Composite Internet Index. The Net Asset Value (NAV) declined from $9.32 to $4.15 during the calendar year. Eight stocks advanced and seventeen declined.

Information Technology stocks led the fourth-quarter rebound in equities. Semiconductors led technology stocks higher on reports that chip sales had bottomed in the third quarter and were expected to begin a multi-year growth cycle in the fourth quarter. Information Technology stocks returned 34%, triple the return of the S&P 500. Unfortunately, despite the rally in the fourth quarter, technology issues produced another dismal showing in 2001. The following S&P group returns reflect how technology stocks fared in 2001:
Communication-Equipment (-61.7%), Computer Systems (-21.9%), Semiconductors (-14.0%) and Software (+4.0%).

With respect to the outlook for Internet and tech-related issues, we offer investors the following: A pioneer in computer networking believes that usage of the Internet will nearly triple each year until the end of the decade, according to a CBS MarketWatcher Report. That pioneer is Lawrence Roberts, chief technology officer at Caspian Networks. He was the project coordinator for ARPANET, the Pentagon program that was the forebear of the Web. Roberts believes that carriers are going to be spending again soon to bolster infrastructure. According to Roberts, "there are scientific limits to how much their networks can handle before performance degrades to levels that customers will no longer accept."


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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

The top performing stocks in 2001 were the following: Expedia (+324.7%), Symantec (+98.7%), Dell (+55.9%) and Microsoft (+52.7%).

The stocks that performed poorly in 2001 were the following: Juniper Network (-85.0%), EMC (-79.3%), BEA Systems (-77.1%), Quest Comm. (-65.4%), Siebel
Systems (-58.6%) and Sun Microsystems (-55.9%).

FIRST TRUST PHARMACEUTICAL PORTFOLIO

The Pharmaceutical Portfolio seeks to provide above-average capital appreciation.

The Pharmaceutical Portfolio seeks to achieve its objective by investing primarily in common stocks issued by companies involved in the Pharmaceutical industry. The Pharmaceutical Portfolio may hold securities of issuers in many pharmaceutical sectors, including, among others, medical supplies, drugs and biotech. The companies selected for the Pharmaceutical Portfolio are researched and evaluated using database screening techniques, fundamental analysis and the judgment of the investment adviser's research analysts. The investment adviser seeks companies that it believes have above-average growth prospects.

The Pharmaceutical Portfolio was down in 2001, but slightly outperformed the S&P 500 and the AMEX Pharmaceutical Index. The Net Asset Value (NAV) declined from $13.54 to $12.06 during the calendar year. Five stocks advanced and fifteen declined.

The S&P Health Care sector slightly lagged the broader market due to a disappointing year for drug stocks. The following S&P group returns reflect how drug stocks fared versus other health care industries in 2001: Drugs (-22.5%), Medical Products (-5.1%) and HMOs (+3.9%). The Amex Biotech index was down 8.5% for the year.

The outlook for the pharmaceutical/health care sector doesn't vary much from one year to the next, it is usually positive. In 2001, large-cap pharmaceutical stocks were down despite another year of solid earnings growth. Though drug stocks tend to be defensive in nature, their stock valuations became lofty in recent years making the group vulnerable to profit taking. The pipeline for new medicines has never been so deep. Despite complaints about the high cost of prescription drugs, they remain the best alternative to invasive procedures and hospital stays. Prescription drugs represent less than 10% of total health care costs.

The top performing stocks in 2001 were the following: Genzyme (+33.1%), Andrx Group (+21.7%), Abbott Labs (+17.1%) and Johnson & Johnson (+14.0%).

The stocks that performed poorly in 2001 were the following: Watson Pharmaceuticals (-38.7%), Merck (-35.9%), Schering-Plough (-35.9%), Genentech (-33.4%) and Roche Holdings (-30.6%).

FIRST TRUST TECHNOLOGY PORTFOLIO

The Technology Portfolio seeks to provide above-average capital appreciation.

The Technology Portfolio seeks to achieve its objective by investing primarily in common stocks issued by companies involved in the technology industry including, among others, companies that offer computers, computer networking, software, semiconductor equipment and semiconductors. The companies selected for the Technology Portfolio are researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the investment adviser's research analysts. The investment adviser seeks companies that it considers to have above-average growth prospects.

The Technology Portfolio was down substantially in 2001 and underperformed both the Nasdaq Composite and the Morgan Stanley High Tech Index. The Net Asset Value
(NAV) declined from $10.25 to $5.79 during the calendar year. Nine stocks advanced and sixteen declined.

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OVERVIEW OF THE MARKET - (CONTINUED)
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                        FIRST DEFINED PORTFOLIO FUND, LLC
                               2001 ANNUAL REPORT

Information Technology stocks led the fourth-quarter rebound in equities. Semiconductors led technology stocks higher on reports that chip sales had bottomed in the third quarter and were expected to begin a multi-year growth cycle in the fourth quarter. Information Technology stocks returned 34%, triple the return of the S&P 500. Unfortunately, despite the rally in the fourth quarter, technology issues produced another dismal showing in 2001. The following S&P group returns reflect how technology stocks fared in 2001:
Communication-Equipment (-61.7%), Computer Systems (-21.9%), Semiconductors (-14.0%) and Software (+4.0%).

The outlook for technology stocks is optimistic heading into 2002. We believe that the strength of the economy will continue to play a major role in the technology sector. We are looking for a solid recovery by the second half of the year. Companies spent the better part of 2001 working down bloated inventories, which is a positive. Companies normally set their tech budgets at the beginning of the year, so we should get an indication by the end of the first quarter as to how confident businesses are moving forward.

The top performing stocks in 2001 were the following: Symantec (+98.7%), Dell (+55.9%), Microsoft (+52.7%) and IBM (+43%).

The stocks that performed poorly in 2001 were the following: Juniper Networks (-85.0%), EMC (-79.3%), Tellabs (-73.5%), Siebel Systems (-58.6%), Sun
Microsystems (-55.9%), Check Point Software (-55.2%), Cisco Systems (-52.7%) and Oracle (-52.5%).

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PERFORMANCE SUMMARY
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THE DOW SM TARGET 5 PORTFOLIO                                  DECEMBER 31, 2001


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   TARGET     DOW JONES      TARGET       DOW JONES      TARGET        DOW JONES
     5       INDUSTRIAL         5        INDUSTRIAL         5         INDUSTRIAL
  PORTFOLIO    AVE.**       PORTFOLIO      AVE.**       PORTFOLIO       AVE.**
  ---------  ----------     ---------     ---------     ---------      ---------
          1999                      2000                         2001
   -19.6         9.0           7.2         -4.7           -5.0            -5.5






                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       TARGET 5 PORTFOLIO   DOW JONES INDUSTRIAL AVE.**
      Oct 99                 10000.00               10000.00
      Dec 99                  8040.00               10896.00
      Dec 00                  8620.00               10381.70
      Dec 01                  8190.00                9815.90


                                             10/6/99               12/31/99              12/31/00             12/31/01
                                       ------------------     ------------------    ------------------    ------------------
         Target 5 Portfolio                 $10,000.00             $8,040.00             $8,620.00            $8,190.00
         Dow Jones Industrial Ave.**        $10,000.00            $10,896.00            $10,381.71            $9,815.90

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001
--------------------------------------------------------------------------------
                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
Target 5 Portfolio              10/6/99       -18.1%       -8.5%         -5.0%
Dow Jones Industrial Ave.**                    -1.8%       -0.8%         -5.5%


   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
THE DOW SM DART 10 PORTFOLIO                                   DECEMBER 31, 2001


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    DART      DOW JONES      DART        DOW JONES        DART         DOW JONES
     10      INDUSTRIAL       10        INDUSTRIAL         10         INDUSTRIAL
  PORTFOLIO    AVE.**      PORTFOLIO      AVE.**        PORTFOLIO       AVE.**
  ---------  ----------    ---------    ----------      ---------     ----------
          1999*                    2000                          2001
    -7.8         9.0          8.7         -4.7            -14.8           -5.5



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                            DART 10 PORTFOLIO     DOW JONES INDUSTRIAL AVE.**
      Oct 99                    10000.00                 10000.00
      Dec 99                     9220.00                 10896.00
      Dec 00                    10020.00                 10381.70
      Dec 01                     8540.00                  9815.91



                                       10/6/99               12/31/99              12/31/00             12/31/01
                                 ------------------     ------------------    ------------------    ------------------
   DART 10 Portfolio                  $10,000.00             $9,220.00            $10,020.00            $8,540.00
   Dow Jones Industrial Ave.**        $10,000.00            $10,896.00            $10,381.71            $9,815.91

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
DART 10 Portfolio             10/6/99        -14.6%        -6.8%       -14.8%
Dow Jones Industrial Ave.**                   -1.8%        -0.8%        -5.5%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
GLOBAL TARGET 15 PORTFOLIO                                     DECEMBER 31, 2001



All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   GLOBAL                    GLOBAL                       GLOBAL
   TARGET       MSCI         TARGET         MSCI          TARGET          MSCI
     15         WORLD          15           WORLD           15            WORLD
  PORTFOLIO    INDEX**      PORTFOLIO      INDEX**       PORTFOLIO       INDEX**
  ---------    -------      ---------      -------       ---------       -------
          1999*                     2000                          2001
    -2.9        14.0           2.0         -14.1           -2.4           -17.8



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   GLOBAL TARGET
                                   15 PORTFOLIO          MSCI WORLD INDEX**
      Oct 99                          10000.00               10000.00
      Dec 99                           9710.00               11395.00
      Dec 00                           9900.00                9794.00
      Dec 01                           9660.00                8047.70



                                     10/6/99               12/31/99              12/31/00             12/31/01
                               ------------------     ------------------    ------------------    ------------------
 Global Target 15 Portfolio        $10,000.00              $9,710.00             $9,900.00             $9,660.00
 MSCI World Index**                $10,000.00             $11,395.00             $9,794.00             $8,047.70

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Global Target 15 Portfolio    10/6/99         -3.4%       -1.5%         -2.4%
MSCI World Index**                           -19.5%       -9.3%        -17.8%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Morgan Stanley Capital International World Index is based on the share prices of approximately 1,600 companies listed on stock exchanges in the twenty-two countries that make up the MSCI National Indices. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
S&P(REGISTRATION MARK) TARGET 10 PORTFOLIO                    DECEMBER 31, 2001

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     S&P                       S&P                        S&P
   TARGET        S&P         TARGET          S&P        TARGET           S&P
     10          500           10            500          10             500
  PORTFOLIO    INDEX**      PORTFOLIO      INDEX**     PORTFOLIO       INDEX**
  ---------    -------      ---------      -------     ---------       -------
          1999*                     2000                        2001
    18.3        11.2          -19.4        -9.1          -24.6          -16.9




                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    S&P TARGET
                                   10 PORTFOLIO            S&P 500 INDEX**
      Oct 99                          10000.00               10000.00
      Dec 99                          11830.00               11115.00
      Dec 00                           9540.00               10103.50
      Dec 01                           7190.00                8903.20



                                     10/6/99               12/31/99              12/31/00             12/31/01
                               ------------------     ------------------    ------------------    ------------------
 S&P Target 10 Portfolio           $10,000.00             $11,830.00             $9,540.00             $7,190.00
 S&P 500 Index**                   $10,000.00             $11,115.00            $10,103.54             $8,903.20

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
S&P Target 10 Portfolio        10/6/99        -28.1%       -13.7%      -24.6%
S&P 500 Index**                               -11.0%        -5.1%      -16.9%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
NASDAQ(REGISTRATION MARK) TARGET 15 PORTFOLIO                  DECEMBER 31, 2001


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   NASDAQ                    NASDAQ                      NASDAQ
   TARGET      NASDAQ        TARGET        NASDAQ        TARGET         NASDAQ
     15       COMPOSITE        15         COMPOSITE        15          COMPOSITE
  PORTFOLIO    INDEX**      PORTFOLIO      INDEX**      PORTFOLIO       INDEX**
  ---------   ---------     ---------     ---------     ---------      ---------
          1999*                     2000                          2001
    46.0        42.5          -11.8        -39.2          -28.2          -20.8



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                   NASDAQ TARGET
                                  15 PORTFOLIO       NASDAQ COMPOSITE INDEX**
      Oct 99                          10000.00               10000.00
      Dec 99                          14600.00               14251.00
      Dec 00                          12880.00                8667.46
      Dec 01                           9250.00                6863.76



                                     10/6/99               12/31/99              12/31/00             12/31/01
                               ------------------     ------------------    ------------------    ------------------
 Nasdaq Target 15 Portfolio        $10,000.00             $14,600.00            $12,880.00            $9,250.00
 Nasdaq Composite Index**          $10,000.00             $14,251.00             $8,667.46            $6,863.76

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Nasdaq Target 15 Portfolio    10/6/99         -7.5%        -3.4%         -28.2%
Nasdaq Composite Index**                     -31.4%       -15.5%         -20.8%

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO                       DECEMBER 31, 2001



All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



      10         S&P      NASDAQ       TARGET       S&P       NASDAQ       TARGET        S&P       NASDAQ
   UNCOMMON      500     COMPOSITE       15         500      COMPOSITE       15          500      COMPOSITE
    VALUES     INDEX**   INDEX***     PORTFOLIO   INDEX**    INDEX***     PORTFOLIO    INDEX**    INDEX***
   --------    -------   ---------    ---------   -------    ---------    ---------    -------    ---------
                1999*                              2000                                 2001
    14.0        11.2       42.5         -26.4       -9.1        -39.2       -35.6       -16.9        -20.8




                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     FIRST TRUST                                NASDAQ
                 10 UNCOMMON VALUES       S&P500 INDEX**   COMPOSITE INDEX***
      Oct 99          10,000.00               10,000.00           10,000.00
      Dec 99          11,400.00               11,115.00           14,251.00
      Dec 00           8,390.00               10,103.54            8,667.46
      Dec 01           5,400.00                8,903.29            6,863.76


                                          10/6/99             12/31/99             12/31/00          12/31/01
                                    ------------------   ------------------   ------------------ ------------------
 First Trust 10 Uncommon Values         $10,000.00           $11,400.00            $8,390.00         $5,400.00
 S&P 500 Index**                        $10,000.00           $11,115.00           $10,103.54         $8,903.29
 Nasdaq Composite Index***              $10,000.00           $14,251.00            $8,667.46         $6,863.76

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
First Trust 10 Uncommon Values  10/6/99       -46.0%      -24.0%       -35.6%
S&P 500 Index.**                              -11.0%       -5.1%       -16.9%
Nasdaq Composite Index***                     -31.4%      -15.5%       -20.8%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

 *** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
ENERGY PORTFOLIO                                               DECEMBER 31, 2001



All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                 S&P      AMEX DB                  S&P       AMEX DB                    S&P       AMEX DB
    ENERGY       500      ENERGY      ENERGY       500       ENERGY       ENERGY        500       ENERGY
   PORTFOLIO   INDEX**   INDEX***    PORTFOLIO   INDEX**    INDEX***     PORTFOLIO    INDEX**    INDEX***
   ---------   -------   --------    ---------   -------    ---------    ---------    -------    ---------
                1999*                             2000                                 2001
    12.3        11.2        1.5        41.3        -9.1        37.0        -28.9       -16.9        -7.1



                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    ENERGY                   S&P                 AMEX DB
                   PORTFOLIO             500 INDEX**          ENERGY INDEX***
      Oct 99        10000.00              10000.00               10000.00
      Dec 99        11230.00              11115.00               10146.00
      Dec 00        15870.00              10103.50               13894.95
      Dec 01        11290.00               8903.24               12908.41

                                           10/6/99             12/31/99             12/31/00          12/31/01
                                     ------------------   ------------------   ------------------ ------------------
 Energy Portfolio                        $10,000.00           $11,230.00           $15,870.00         $11,290.00
 S&P 500 Index**                         $10,000.00           $11,115.00           $10,103.54          $8,903.24
 Amex DB Energy Index***                 $10,000.00           $10,146.00           $13,894.95         $12,908.41

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Energy Portfolio               10/6/99        12.9%         5.6%       -28.9%
S&P 500 Index**                              -11.0%        -5.1%       -16.9%
AMEX DB Energy Index***                       29.1%        12.1%        -7.1%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

 *** The AMEX Deutsche Bank Energy Index is an equal dollar-weighted index of 30 widely held companies involved in producing and providing different energy products. The industries represented by these companies are domestic and international oil producers, refiners and transmitters, oil equipment and drillers, and natural gas producers. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
FINANCIAL SERVICES PORTFOLIO                                   DECEMBER 31, 2001


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



   FINANCIAL     S&P        S&P      FINANCIAL     S&P         S&P     FINANCIAL      S&P         S&P
   SERVICES      500    FINANCIALS   SERVICES      500     FINANCIALS  SERVICES       500     FINANCIALS
   PORTFOLIO   INDEX**   INDEX***    PORTFOLIO   INDEX**    INDEX***   PORTFOLIO    INDEX**    INDEX***
   ---------   -------  ----------   ---------   -------   ----------  ---------    -------   ----------
                1999*                             2000                               2001
     4.9        11.2        3.7        24.8        -9.1        26.1      -10.8       -16.9        -8.9




                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       FINANCIAL                                       S&P
                       SERVICES                  S&P                FINANCIALS
                       PORTFOLIO             500 INDEX**             INDEX***
      Oct 99            10000.00              10000.00               10000.00
      Dec 99            10490.00              11115.00               10374.00
      Dec 00            13090.00              10103.50               13079.54
      Dec 01            11680.00               8903.24               11908.40


                                                   10/6/99             12/31/99             12/31/00          12/31/01
                                             ------------------   ------------------   ------------------ ------------------
         Financial Services Portfolio            $10,000.00           $10,490.00           $13,090.00         $11,680.00
         S&P 500 Index**                         $10,000.00           $11,115.00           $10,103.54          $8,903.24
         S&P Financials Index***                 $10,000.00           $10,374.00           $13,079.54         $11,908.40

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Financial Services Portfolio   10/6/99        16.8%        7.2%         -10.8%
S&P 500 Index**                              -11.0%       -5.1%         -16.9%
S&P Financials Index***                       19.1%        8.1%          -8.9%

    *The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

   **The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

  ***The Standard & Poor's Financials Index is a capitalization-weighted index of all stocks designed to measure the performance of the financial sector of the Standard & Poor's 500 Index. The index consists of 73 stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
INTERNET PORTFOLIO                                             DECEMBER 31, 2001

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               NASDAQ     DJ COMP               NASDAQ      DJ COMP                NASDAQ      DJ COMP
   INTERNET   COMPOSITE  INTERNET   INTERNET   COMPOSITE   INTERNET   INTERNET    COMPOSITE   INTERNET
   PORTFOLIO   INDEX**   INDEX***   PORTFOLIO   INDEX**    INDEX***   PORTFOLIO    INDEX**    INDEX***
   ---------  ---------  --------   ---------  ---------   --------   ---------   ---------   --------
                1999*                            2000                               2001
    63.3        42.5       59.1       -42.9       -39.2       -66.0     -55.5       -20.8        -54.4


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              NASDAQ                DJ COMP
                      INTERNET               COMPOSITE              INTERNET
                      PORTFOLIO               INDEX**               INDEX***
      Oct 99           10000.00              10000.00               10000.00
      Dec 99           16330.00              14251.00               15905.00
      Dec 00            9320.00               8667.46                5402.93
      Dec 01            4150.00               6863.76                2465.36

                                           10/6/99             12/31/99             12/31/00          12/31/01
                                     ------------------   ------------------   ------------------ ------------------
 Internet Portfolio                      $10,000.00           $16,330.00            $9,320.00         $4,150.00
 Nasdaq Composite Index**                $10,000.00           $14,251.00            $8,667.46         $6,863.76
 DJ Comp Internet Index***               $10,000.00           $15,905.00            $5,402.93         $2,465.36

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Internet Portfolio             10/6/99        -58.5%       -32.5%       -55.5%
Nasdaq Composite Index**                      -31.4%       -15.5%       -20.8%
Dow Jones Comp Internet Index***              -75.4%       -46.6%       -54.4%

  *  The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

  ***The Dow Jones Composite Internet Index is a modified capitalization-weighted index. The index is intended to track performance of companies that are involved in internet related activities. The index consists of 40 stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
PHARMACEUTICAL PORTFOLIO                                       DECEMBER 31, 2001


All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001


                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                 S&P       AMEX                       S&P        AMEX                         S&P        AMEX
 PHAMACEUTICAL   500   PHAMACEUTICAL  PHAMACEUTICAL   500    PHAMACEUTICAL   PHAMACEUTICAL    500    PHAMACEUTICAL
   PORTFOLIO   INDEX**   INDEX***       PORTFOLIO   INDEX**    INDEX***        PORTFOLIO    INDEX**    INDEX***
 ------------- ------- -------------  ------------- -------  -------------   -------------  -------  -------------
                1999*                                2000                                    2001
     3.7        11.2       -4.0           30.6        -9.1        29.5           -10.9       -16.9        -13.6


                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                              S&P                   AMEX
                 PHARMACEUTICAL               500              PHARMACEUTICAL
                    PORTFOLIO               INDEX**               INDEX***
      Oct 99         10000.00              10000.00               10000.00
      Dec 99         10370.00              11115.00                9602.00
      Dec 00         13540.00              10103.54               12432.67
      Dec 01         12060.00               8903.24               10741.83



                                           10/6/99             12/31/99             12/31/00          12/31/01
                                     ------------------   ------------------   ------------------ ------------------
 Pharmaceutical Portfolio                $10,000.00           $10,370.00           $13,540.00        $12,060.00
 S&P 500 Index**                         $10,000.00           $11,115.00           $10,103.54         $8,903.24
 AMEX Pharmaceutical Index***            $10,000.00            $9,602.00           $12,432.67        $10,741.83

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Pharmaceutical Portfolio       10/6/99        20.6%        8.8%        -10.9%
S&P 500 Index**                              -11.0%       -5.1%        -16.9%
AMEXPharmaceutical Index***                    7.4%        3.3%        -13.6%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Standard & Poor's Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. (Bloomberg)

 *** The AMEX Pharmaceutical Index is a capitalization-weighted index designed to represent a cross section of widely held, highly capitalized companies involved in various phases of the pharmaceutical industry. The index consists of 15 stocks. (Bloomberg)

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY
--------------------------------------------------------------------------------
TECHNOLOGY PORTFOLIO                                           DECEMBER 31, 2001



All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by this investment fund. Total return and share price will fluctuate, so an investor's shares, when redeemed may be worth more or less than when purchased.

                            ANNUAL INVESTMENT RETURNS
                           Oct. 6, 1999-Dec. 31, 2001



                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


               NASDAQ       MS                   NASDAQ        MS                     NASDAQ        MS
  TECHNOLOGY  COMPOSITE  HIGH TECH  TECHNOLOGY  COMPOSITE   HIGH TECH   TECHNOLOGY   COMPOSITE   HIGH TECH
   PORTFOLIO   INDEX**   INDEX***    PORTFOLIO   INDEX**    INDEX***     PORTFOLIO    INDEX**    INDEX***
  ----------  ---------  ---------  ----------  ---------   ---------   ----------    --------   ---------
                1999*                             2000                                 2001
    34.1        42.5       42.1        -23.6       -39.2       -27.3       -43.5       -20.8        -23.9

                         GROWTH OF A $10,000 INVESTMENT

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                            NASDAQ MS
                    TECHNOLOGY              COMPOSITE              HIGH TECH
                     PORTFOLIO               INDEX**               INDEX***
      Oct 99          10000.00              10000.00               10000.00
      Dec 99          13410.00              14251.00               14213.00
      Dec 00          10250.00               8667.46               10330.01
      Dec 01           5790.00               6863.76                7857.01


                                           10/6/99             12/31/99             12/31/00          12/31/01
                                     ------------------   ------------------   ------------------ ------------------
 Technology Portfolio                    $10,000.00           $13,410.00           $10,250.00         $5,790.00
 Nasdaq Composite Index**                $10,000.00           $14,251.00            $8,667.46         $6,863.76
 MS vx Index***                          $10,000.00           $14,213.00           $10,330.01         $7,857.01

RETURN COMPARISON                                    PERIODS ENDED DEC. 31, 2001

                                           CUMULATIVE    AVERAGE
                             INCEPTION        TOTAL       ANNUAL       1 YEAR
                                DATE         RETURN       RETURN   ANNUAL RETURN
--------------------------------------------------------------------------------
Technology Portfolio           10/6/99       -42.1%       -21.6%      -43.5%
Nasdaq Composite Index**                     -31.4%       -15.5%      -20.8%
MSHigh Tech Index***                         -21.4%       -10.2%      -23.9%

   * The 1999 return applies to the time period from 10/6/1999 to 12/31/1999.

  ** The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market and SmallCap stocks. (Bloomberg)

 *** The Morgan Stanley High Tech Index is an equal dollar-weighted index of 35 stocks from 9 technology subsectors: computer services, design software, server software, PC software,and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems, and semiconductors. (Bloomberg)

THE DOW SM TARGET 5 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 100.2%

              CAPITAL GOODS - 23.7%
      9,641   Caterpillar, Inc. .............................    $    503,742
                                                               --------------


              FOOD BEVERAGE & TOBACCO - 22.2%
     10,298   Philip Morris Companies, Inc. .................         472,163
                                                               --------------


              BASIC MATERIALS - 20.5%
     10,820   International Paper Company ...................         436,587
                                                               --------------



              TELECOMMUNICATIONS SERVICES - 18.0%
      9,743   SBC Communications, Inc. ......................         381,634
                                                               --------------



              CONSUMER DURABLES & APPAREL - 15.8%
     11,425   Eastman Kodak Company .........................         336,238
                                                               --------------


              TOTAL COMMON STOCKS ...........................       2,130,364
                                                               --------------
              (Cost $2,170,107)

              TOTAL INVESTMENTS - 100.2% ....................       2,130,364
                                                               --------------
              (Cost $2,170,107)

              NET OTHER ASSETS AND LIABILITIES - (0.2)% .....          (4,318)
                                                               --------------
              NET ASSETS - 100.0% ...........................     $ 2,126,046
                                                               ==============



                       See Notes to Financial Statements.

THE DOW SM DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------


 COMMON STOCKS - 99.8%

              CAPITAL GOODS - 20.3%
      7,461   Boeing Company ................................    $    289,337
     10,247   Caterpillar, Inc. .............................         535,406
                                                               --------------
                                                                      824,743
                                                               --------------

              FOOD BEVERAGE & TOBACCO - 12.3%
     10,931   Philip Morris Companies, Inc. .................         501,186
                                                               --------------

              DIVERSIFIED MANUFACTURING - 11.6%
      4,001   Minnesota Mining & Manufacturing Company ......         472,958
                                                               --------------

              AUTOMOBILE & COMPONENTS - 11.5%
      9,616   General Motors Corp. ..........................         467,338
                                                               --------------

              CHEMICALS - 10.4%
      9,893   DuPont (El) de Nemours ........................         420,551
                                                               --------------

              AEROSPACE/DEFENSE EQUIPMENT - 9.9%
      6,200   United Technologies Corp. .....................         400,706
                                                               --------------

              CONSUMER DURABLES & APPAREL - 8.8%
     12,141   Eastman Kodak Company .........................         357,310
                                                               --------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
     15,046   Hewlett-Packard Company .......................         309,045
                                                               --------------

              PHARMACEUTICALS - 7.4%
      5,143   Merck & Company, Inc. .........................         302,408
                                                               --------------

              TOTAL COMMON STOCKS ...........................       4,056,245
                                                               --------------
              (Cost $4,353,518)


              TOTAL INVESTMENTS - 99.8% .....................       4,056,245
              (Cost $4,353,518)

              NET OTHER ASSETS AND LIABILITIES - 0.2% .......           8,094
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  4,064,339
                                                               ==============

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

GLOBAL TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 98.9%

              UNITED KINGDOM - 36.4%
     27,483   British Airways Plc ...........................    $     77,998
     68,646   Invensys Plc ..................................         119,141
     56,752   Marks & Spencer Plc ...........................         298,177
     34,336   Peninsular & Oriental Steam Navigation
                 Company ....................................         118,811
     43,589   Tate & Lyle Plc ...............................         218,868
                                                               --------------
                                                                      832,995
                                                               --------------

              HONG KONG - 31.3%
    138,813   Amoy Properties Ltd. ..........................         143,301
     94,979   Cheung Kong Infrastructure Holdings, Ltd. .....         147,988
    171,472   Hang Lung Development Company .................         151,728
    207,529   Henderson Investment Ltd. .....................         161,012
    112,209   Hysan Development Company Ltd. ................         112,959
                                                               --------------
                                                                      716,988
                                                               --------------

              UNITED STATES - 31.2%
      3,242   Caterpillar, Inc. .............................         169,395
      3,839   Eastman Kodak Company .........................         112,982
      3,636   International Paper Company ...................         146,713
      3,460   Philip Morris Companies, Inc. .................         158,641
      3,272   SBC Communications, Inc. ......................         128,164
                                                               --------------
                                                                      715,895
                                                               --------------

              TOTAL COMMON STOCKS ...........................       2,265,878
                                                               --------------
              (Cost $2,274,621)


              TOTAL INVESTMENTS - 98.9% .....................       2,265,878
              (Cost $2,274,621)

              NET OTHER ASSETS AND LIABILITIES - 1.1% .......          24,704
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  2,290,582
                                                               ==============

 ----------------------------------------------------------------------------


INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

              Real Estate ...................................          24.8%
              Food Beverage & Tobacco .......................          16.5%
              Capital Goods .................................          13.9%
              Retail ........................................          13.0%
              Transportation ................................           8.6%
              Basic Materials ...............................           6.4%
              Telecommunications ............................           5.6%
              Diversified Manufacturing .....................           5.2%
              Consumer Durables .............................           4.9%
              Net Other Assets and Liabilities ..............           1.1%
                                                               --------------
                                                                      100.0%
                                                               ==============



                       See Notes to Financial Statements.

S&P TARGET 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001


                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 98.1%

              HEALTH CARE & EQUIPMENT SERVICES - 46.7%
      6,945   Cardinal Health, Inc. .........................    $    449,064
     10,625   Tenet Healthcare Corp.* .......................         623,900
      7,696   UnitedHealth Group, Inc. ......................         544,646
                                                               --------------
                                                                    1,617,610
                                                               --------------

              DIVERSIFIED FINANCIALS - 17.0%
      2,310   Lehman Brothers Holdings, Inc. ................         154,308
     13,247   Washington Mutual, Inc. .......................         433,177
                                                               --------------
                                                                      587,485
                                                               --------------

              INSURANCE - 11.2%
      8,824   St. Paul Companies, Inc. ......................         387,991
                                                               --------------

              PIPELINES - 8.5%
      6,574   El Paso Energy Corp ...........................         293,266
                                                               --------------

              UTILITIES - 8.4%
     11,029   Reliant Energy, Inc. ..........................         292,489
                                                               --------------

              ENERGY EQUIPMENT & SERVICES - 6.3%
      8,511   Dynegy Inc., Class A ..........................         217,030
                                                               --------------

              TOTAL COMMON STOCKS ...........................       3,395,871
                                                               --------------
              (Cost $3,634,812)


              TOTAL INVESTMENTS - 98.1% .....................       3,395,871
              (Cost $3,634,812)

              NET OTHER ASSETS AND LIABILITIES - 1.9% .......          65,604
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  3,461,475
                                                               ==============

 -------------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

NASDAQ TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 98.9%

              BIOTECHNOLOGY - 36.4%
     22,884   Amgen, Inc.* ..................................    $  1,291,573
      4,043   Genzyme Corp.* ................................         242,014
      3,096   IDEC Pharmeceuticals Corp.* ...................         213,407
                                                               --------------
                                                                    1,746,994
                                                               --------------

              SOFTWARE & SERVICES - 28.2%
      5,761   Adobe Systems, Inc. ...........................         178,879
      4,732   Check Point Software Technology, Ltd.* ........         188,759
     53,253   Oracle Corp.* .................................         735,424
      6,244   PeopleSoft, Inc.* .............................         251,009
                                                               --------------
                                                                    1,354,071
                                                               --------------

              BASIC MATERIALS - 12.3%
      6,164   Bed Bath & Beyond, Inc. * .....................         208,960
      1,333   PACCAR, Inc. ..................................          87,472
      8,385   Paychex, Inc. .................................         292,217
                                                               --------------
                                                                      588,649
                                                               --------------

              DIVERSIFIED FINANCIALS - 6.8%
      9,957   Concord EFS, Inc.* ............................         326,390
                                                               --------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
      7,247   Linear Technology Corp. .......................         282,923
                                                               --------------

              COMMERCIAL SERVICES - 3.8%
      3,817   Cintas Corp. ..................................         183,216
                                                               --------------

              MEDICAL - 3.8%
      5,825   Biomet, Inc. ..................................         179,993
                                                               --------------

              TELECOMMUNICATION SERVICES & EQUIPMENT - 1.7%
      3,560   Comverse Technology, Inc.* ....................          79,637
                                                               --------------

              TOTAL COMMON STOCKS ...........................       4,741,873
                                                               --------------
              (Cost $5,607,617)


              TOTAL INVESTMENTS - 98.9% .....................       4,741,873
              (Cost $5,607,617)

              NET OTHER ASSETS AND LIABILITIES - 1.1% .......          51,087
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  4,792,960
                                                               ==============

 ----------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001


                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 100.8%

              COMMUNICATIONS - 28.7%
     87,121   Liberty Media Corp.* ..........................   $   1,219,694
     77,736   Cisco Systems, Inc.* ..........................       1,407,799
     32,797   Comcast Corp., Special Class A* ...............       1,180,692
                                                               --------------
                                                                    3,808,185
                                                               --------------

              CONSUMER GOODS - 24.1%
     47,957   Bed, Bath & Beyond, Inc.* .....................       1,625,742
     29,003   Harley-Davidson, Inc. .........................       1,575,153
                                                               --------------
                                                                    3,200,895
                                                               --------------

              DIVERSIFIED FINANCIAL - 22.1%
     51,589   Concord EFS, Inc.* ............................       1,691,088
     37,847   Washington Mutual, Inc. .......................       1,237,597
                                                               --------------
                                                                    2,928,685
                                                               --------------

              INDUSTRIAL - 11.3%
     46,937   Waste Management, Inc. ........................       1,497,760
                                                               --------------

              BASIC MATERIALS - 9.7%
     36,218   Alcoa, Inc. ...................................       1,287,550
                                                               --------------

              UTILITIES - 4.9%
     41,069   Mirant Corp.* .................................         657,925
                                                               --------------

              TOTAL COMMON STOCKS ...........................      13,381,000
                                                               --------------
              (Cost $14,254,877)


              TOTAL INVESTMENTS - 100.8% ....................      13,381,000
              (Cost $14,254,877)

              NET OTHER ASSETS AND LIABILITIES - (0.8)% .....        (110,609)
                                                               --------------
              NET ASSETS - 100.0% ...........................   $  13,270,391
                                                               ==============

 ----------------------------------------------------------------------------
        *     Non-income producing security.


                       See Notes to Financial Statements.

FIRST TRUST ENERGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 99.7%

              OIL & GAS - 58.8%
      1,573   Anadarko Petroleum Corp. ......................    $     89,425
      2,015   Apache Corp. ..................................         100,513
      1,035   ChevronTexaco Corp. ...........................          92,746
      2,902   Conoco, Inc. ..................................          82,126
      2,200   Devon Energy Corp. ............................          85,030
      1,393   ENI Spa, Sponsored ADR ........................          86,310
      3,585   ENSCO International, Inc. .....................          89,087
      2,192   EOG Resources, Inc. ...........................          85,729
      2,189   Exxon Mobil Corp. .............................          86,028
      1,613   Royal Dutch Petroleum Company .................          79,069
      1,238   Total Fina SA, Sponsored ADR ..................          86,957
      2,846   USX-Marathon Group Inc. .......................          85,380
      2,234   Valero Energy Corp. ...........................          85,160
      5,725   Vintage Petroleum Corp. .......................          82,726
                                                               --------------
                                                                    1,216,286
                                                               --------------

              ENERGY EQUIPMENT & SERVICES - 29.2%
      2,769   BJ Services Company* ..........................          89,854
      3,092   GlobalSantaFe Corp. ...........................          88,184
      2,518   Nabors Industries, Inc.* ......................          86,443
      2,499   Noble Drilling Corp.* .........................          85,066
      2,623   Tidewater, Inc. ...............................          88,920
      2,295   Weatherford International, Inc.* ..............          85,512
      3,156   Williams Companies, Inc. ......................          80,541
                                                               --------------
                                                                      604,520
                                                               --------------

              UTILITIES - 7.6%
      4,435   Mirant Corp. * ................................          71,049
      5,235   Reliant Resources, Inc.* ......................          86,430
                                                               --------------
                                                                      157,479
                                                               --------------

              PIPELINES - 4.1%
      1,881   El Paso Energy Corp. ..........................          83,912
                                                               --------------

              TOTAL COMMON STOCKS ...........................       2,062,197
                                                               --------------
              (Cost $2,117,509)


              TOTAL INVESTMENTS - 99.7% .....................       2,062,197
               (Cost $2,117,509)

              NET OTHER ASSETS AND LIABILITIES - 0.3% .......           6,821
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  2,069,018
                                                               ==============

-----------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 100.5%

              DIVERSIFIED FINANCIALS - 54.8%
      2,086   Capital One Financial Corp. ...................     $   112,540
      3,530   Charter One Financial, Inc. ...................          95,840
      2,268   Citigroup, Inc. ...............................         114,489
      2,892   Eaton Vance Corp. .............................         102,811
      1,413   Fannie Mae ....................................         112,334
      1,515   Freddie Mac ...................................          99,081
      1,087   Goldman Sachs Group, Inc. .....................         100,819
      1,880   Household International, Inc. .................         108,927
      2,637   Investment Technology Group, Inc. .............         103,028
      2,064   Legg Mason, Inc. ..............................         103,159
      1,675   Lehman Brothers Holdings, Inc. ................         111,890
      2,910   MBNA Corp. ....................................         102,432
      2,051   Merrill Lynch & Company, Inc. .................         106,898
      1,963   Morgan Stanley Dean Witter & Company ..........         109,810
      3,122   Raymond James Financial, Inc. .................         110,893
      3,491   Washington Mutual, Inc. .......................         114,156
                                                               --------------
                                                                    1,709,107
                                                               --------------

              INSURANCE - 23.1%
      4,040   AFLAC, Inc. ...................................          99,222
      3,299   Allstate Corp. ................................         111,176
      1,259   American International Group, Inc. ............          99,965
        917   CIGNA Corp. ...................................          84,960
      3,443   MetLife, Inc. .................................         109,074
      1,824   MGIC Investment Corp. .........................         112,577
      2,525   Nationwide Financial Services, Inc. ...........         104,686
                                                               --------------
                                                                      721,660
                                                               --------------

              BANKS - 22.6%
      1,593   Bank of America Corp. .........................         100,279
      2,379   Bank of New York Co., Inc. ....................          97,063
      1,849   Comerica, Inc. ................................         105,948
      2,603   Commerce Bancshares, Inc. .....................         101,491
      2,599   Fleet Boston Financial Corp. ..................          94,864
      1,652   SunTrust Banks, Inc. ..........................         103,580
      2,352   Wells Fargo & Company .........................         102,194
                                                               --------------
                                                                      705,419
                                                               --------------

              TOTAL COMMON STOCKS ...........................       3,136,186
                                                               --------------
              (Cost $3,049,457)


              TOTAL INVESTMENTS - 100.5% ....................       3,136,186
              (Cost $3,049,457)

              NET OTHER ASSETS AND LIABILITIES - (0.5)% .....         (14,225)
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  3,121,961
                                                               ==============

 ----------------------------------------------------------------------------

                       See Notes to Financial Statements.

FIRST TRUST INTERNET PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                     MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 112.6%

              SOFTWARE & SERVICES - 48.6%
        591   AOL Time Warner, Inc.* ........................    $     18,971
      1,259   BEA Systems, Inc.* ............................          19,389
        534   Check Point Software Technology Ltd.* .........          21,301
        542   Expedia, Inc. - Class A* ......................          22,011
        497   Intuit, Inc.* .................................          21,262
        402   Microsoft Corp.* ..............................          26,632
      1,834   Oracle Corp.* .................................          25,327
        499   VeriSign, Inc.* ...............................          18,982
        520   Veritas Software Corp.* .......................          23,312
      1,210   Yahoo!, Inc.* .................................          21,465
                                                               --------------
                                                                      218,652
                                                               --------------

              TECHNOLOGY HARDWARE & EQUIPMENT - 36.1%
      1,043   Cisco Systems, Inc.* ..........................          18,889
        716   Dell Computer Corp.* ..........................          19,461
      1,235   EMC Corp.* ....................................          16,598
        171   IBM Corp. .....................................          20,684
        653   Intel Corp. ...................................          20,537
        812   Juniper Networks, Inc.* .......................          15,387
        895   Siebel Systems, Inc.* .........................          25,042
      2,079   Sun Microsystems, Inc.* .......................          25,572
                                                               --------------
                                                                      162,170
                                                               --------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 27.9%
        526   Comcast Corp. - Class A* ......................          18,936
        358   Qwest Communications International, Inc. ......           5,058
        534   SBC Communications, Inc. ......................          20,917
        758   Scientific-Atlanta, Inc. ......................          18,147
        328   Symantec Corp.* ...............................          21,756
        485   TMP Worldwide, Inc.* ..........................          20,807
      1,391   WorldCom, Inc.* ...............................          19,585
                                                               --------------
                                                                      125,206
                                                               --------------

              TOTAL COMMON STOCKS ...........................         506,028
                                                               --------------
              (Cost $538,180)


              TOTAL INVESTMENTS - 112.6% ....................         506,028
              (Cost $538,180)

              NET OTHER ASSETS AND LIABILITIES - (12.6)% ....          (6,599)
                                                               --------------
              NET ASSETS - 100.0% ...........................     $   499,429
                                                               ==============

-----------------------------------------------------------------------------
        *     Non-income producing security.

                       See Notes to Financial Statements.

FIRST TRUST PHARMACEUTICAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001


                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 100.3%

              PHARMACEUTICALS - 85.1%
      3,429   Abbott Laboratories ...........................    $    191,167
      3,149   American Home Products Corp. ..................         193,223
      2,796   Andrx Corp.* ..................................         196,866
      4,207   AstraZeneca Plc, Sponsored ADR ................         196,046
      2,462   Barr Laboratories, Inc.* ......................         195,384
      4,035   Bristol-Myers Squibb Company ..................         205,785
      4,257   Elan Corp. Plc, Sponsored ADR* ................         191,820
      3,968   GlaxoSmithKline Plc, Sponsored ADR ............         197,686
      3,179   Johnson & Johnson .............................         187,879
      2,386   Lilly (Eli) & Company .........................         187,396
      4,398   MedImmune, Inc.* ..............................         203,847
      3,161   Merck & Company, Inc. .........................         185,867
      5,372   Novartis Ag, Sponsored ADR ....................         196,078
      5,232   Pfizer, Inc. ..................................         208,495
      2,763   Roche Holdings Ltd., Sponsored ADR ............         197,203
      5,389   Schering-Plough Corp. .........................         192,980
      2,686   Watson Pharmaceuticals, Inc. ..................          84,314
                                                               --------------
                                                                    3,212,036
                                                               --------------

              BIOTECHNOLOGY - 15.2%
      3,387   Amgen, Inc.* ..................................         191,162
      3,475   Genentech, Inc.* ..............................         188,519
      3,266   Genzyme Corp.* ................................         195,503
                                                               --------------
                                                                      575,184
                                                               --------------

              TOTAL COMMON STOCKS ...........................       3,787,220
                                                               --------------
              (Cost $3,844,568)


              TOTAL INVESTMENTS - 100.3% ....................       3,787,220
              (Cost $3,844,568)

              NET OTHER ASSETS AND LIABILITIES - (0.3)% .....         (10,395)
                                                               --------------
              NET ASSETS - 100.0% ...........................     $ 3,776,825
                                                               ==============

 ----------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

FIRST TRUST TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001


                                                                    MARKET
   SHARES                                                            VALUE
  ---------                                                      ------------

 COMMON STOCKS - 101.0%

              TECHOLOGY HARDWARE & EQUIPMENT - 57.8%
      2,914   Altera Corp.* .................................    $     61,835
      1,753   Applied Materials, Inc.* ......................          70,295
      3,533   Cisco Systems, Inc.* ..........................          63,983
      2,643   Dell Computer Corp.* ..........................          71,837
      4,338   EMC Corp.* ....................................          58,303
        613   IBM Corp. .....................................          74,148
      2,294   Intel Corp. ...................................          72,146
      2,757   Juniper Networks, Inc.* .......................          52,245
      1,773   Linear Technology Corp. .......................          69,218
      1,659   Novellus Systems, Inc.* .......................          65,448
      1,144   QUALCOMM, Inc.* ...............................          57,772
      5,361   Sun Microsystems, Inc.* .......................          65,940
      1,104   Symantec Corp.* ...............................          73,228
      4,472   Tellabs, Inc.* ................................          66,901
      1,831   Veritas Software Corp.* .......................          82,084
                                                               --------------
                                                                    1,005,383
                                                               --------------

              SOFTWARE & SERVICES - 30.4%
      2,246   Adobe Systems, Inc. ...........................          69,738
      1,681   Celestica, Inc.* ..............................          67,896
      1,914   Check Point Software Technology Ltd.* .........          76,349
      1,239   Microsoft Corp.* ..............................          82,084
      5,078   Oracle Corp.* .................................          70,127
      3,067   Siebel Systems, Inc.* .........................          85,815
      2,638   Sungard Data Systems, Inc.* ...................          76,317
                                                               --------------
                                                                      528,326
                                                               --------------

              TELECOMMUNICATIONS SERVICES & EQUIPMENT - 12.8%
      2,247   Amdocs Ltd.* ..................................          76,331
      1,321   Maxim Integrated Products, Inc.* ..............          69,366
      3,119   Nokia Corp., Sponsored ADR ....................          76,509
                                                               --------------
                                                                      222,206
                                                               --------------

              TOTAL COMMON STOCKS ...........................       1,755,915
                                                               --------------
              (Cost $1,652,903)


              TOTAL INVESTMENTS - 101.0% ....................       1,755,915
              (Cost $1,652,903)

              NET OTHER ASSETS AND LIABILITIES - (1.0)% .....         (17,339)
                                                               --------------
              NET ASSETS - 100.0% ...........................    $  1,738,576
                                                               ==============


 ----------------------------------------------------------------------------
        *     Non-income producing security.
       ADR    American Depository Receipt

                       See Notes to Financial Statements.

                       This page left blank intentionally.

STATEMENTS OF ASSETS AND LIABILITIES
FIRST DEFINED PORTFOLIO FUND, LLC
DECEMBER 31, 2001


                                                                  THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                  TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 -----------   ------------    -----------    -----------
ASSETS:
Investments, at market value
   (See portfolios of investments) (a): .......................  $ 2,130,364   $  4,056,245    $ 2,265,878    $ 3,395,871
                                                                 -----------   ------------    -----------    -----------
Cash ..........................................................       61,505        136,210        155,544         82,967
Dividends receivable ..........................................        5,700          8,573          7,679          4,100
Receivable for Membership Interest sold .......................       16,906         19,545         13,687         24,795
Receivable from Advisor .......................................        7,853          7,757          8,001          7,858
                                                                 -----------   ------------    -----------    -----------
     Total Assets .............................................    2,222,328      4,228,330      2,450,790      3,515,591
                                                                 -----------   ------------    -----------    -----------
LIABILITIES:
Payable for Membership Interest redeeemed .....................       --             --              --             --
Payable for investment securities purchased . .................       41,083        108,179        110,592          --
Investment advisory fee payable ...............................          935          1,766            977          1,592
Payable to Administrator ......................................        1,208          1,208          1,208          1,208
Distribution fees payable .....................................          402            753            431            673
Trustees fees payable .........................................        4,329          4,282          1,492          3,102
Accrued audit fees ............................................        8,000          8,000          8,000          8,000
Membership Interest servicing fee payable .....................        3,401          3,267          1,033          2,001
Printing fees payable .........................................       10,000         10,000         10,000         10,000
Custodian fees payable ........................................       22,883         22,883         22,883         22,883
Accrued expenses and other payables ...........................        4,041          3,653          3,592          4,657
                                                                 -----------   ------------    -----------    -----------
     Total Liabilities ........................................       96,282        163,991        160,208         54,116
                                                                 -----------   ------------    -----------    -----------
NET ASSETS ....................................................  $ 2,126,046   $  4,064,339    $ 2,290,582    $ 3,461,475
                                                                 -----------   ------------    -----------    -----------

(a) Investments, at cost ......................................  $ 2,170,107   $  4,353,518    $ 2,274,621    $ 3,634,812
                                                                 -----------   ------------    -----------    -----------
NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ...........................................  $    19,753   $     39,110    $    86,364    $    (8,555)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................       20,625         82,923        119,866       (532,359)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................      (39,743)      (297,273)        (8,628)      (238,941)
Paid-in capital ...............................................    2,125,411      4,239,579      2,092,980      4,241,330
                                                                 -----------   ------------    -----------    -----------
     Total Net Assets .........................................  $ 2,126,046   $  4,064,339    $ 2,290,582    $ 3,461,475
                                                                 -----------   ------------    -----------    -----------
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding .........................  $      8.19   $       8.54    $      9.66    $      7.19
                                                                 -----------   ------------    -----------    -----------
Number of Membership Interests outstanding ....................      259,579        475,948        237,048        481,333
                                                                 -----------   ------------    -----------    -----------



,





                                                                                FIRST TRUST                    FIRST TRUST
                                                                   NASDAQ       10 UNCOMMON     FIRST TRUST     FINANCIAL
                                                                  TARGET 15       VALUES          ENERGY        SERVICES
                                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                 -----------   ------------    ------------   ------------
ASSETS:
Investments, at market value
   (See portfolios of investments) (a): .......................  $ 4,741,873   $ 13,381,000    $  2,062,197   $  3,136,186
                                                                 -----------   ------------    ------------   ------------
Cash ..........................................................       85,135         45,095          64,812         11,755
Dividends receivable ..........................................          390          --                542          3,817
Receivable for Membership Interest sold .......................       20,010          9,689           6,873         13,656
Receivable from Advisor .......................................        8,097         16,084           7,614          7,726
                                                                 -----------   ------------    ------------   ------------
     Total Assets .............................................    4,855,505     13,451,868       2,142,038      3,173,140
                                                                 -----------   ------------    ------------   ------------
LIABILITIES:
Payable for Membership Interest redeeemed .....................       --             17,539          --              --
Payable for investment securities purchased . .................        5,822         50,113          25,277          --
Investment advisory fee payable ...............................        2,222          6,273             764          1,366
Payable to Administrator ......................................        1,208          1,208           1,208          1,208
Distribution fees payable .....................................          966          2,663             321            571
Trustees fees payable .........................................        5,204         41,395             111          1,290
Accrued audit fees ............................................        8,000          8,000           8,000          8,000
Membership Interest servicing fee payable .....................        1,837         12,042           1,105            911
Printing fees payable .........................................       10,000         10,000          10,000         10,000
Custodian fees payable ........................................       22,883         22,883          22,883         22,883
Accrued expenses and other payables ...........................        4,403          9,361           3,351          4,950
                                                                 -----------   ------------    ------------   ------------
     Total Liabilities ........................................       62,545        181,477          73,020         51,179
                                                                 -----------   ------------    ------------   ------------
NET ASSETS ....................................................  $ 4,792,960   $ 13,270,391    $  2,069,018   $  3,121,961
                                                                 -----------   ------------    ------------   ------------

(a) Investments, at cost ......................................  $ 5,607,617   $ 14,254,877    $  2,117,509   $  3,049,457
                                                                 -----------   ------------    ------------   ------------
NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ...........................................  $   (77,845)  $   (262,339)   $    ( 3,740)  $     (1,421)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................   (1,188,035)   (13,804,850)        (90,764)       (12,367)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................     (865,744)      (873,877)        (55,312)        86,729
Paid-in capital ...............................................    6,924,584     28,211,457       2,218,834      3,049,020
                                                                 -----------   ------------    ------------   ------------
     Total Net Assets .........................................  $ 4,792,960   $ 13,270,391    $  2,069,018   $  3,121,961
                                                                 -----------   ------------    ------------   ------------
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding .........................  $      9.25   $       5.40    $      11.29   $      11.68
                                                                 -----------   ------------    ------------   ------------
Number of Membership Interests outstanding ....................      518,271      2,459,332         183,237        267,330
                                                                 -----------   ------------    ------------   ------------







                                                                 FIRST TRUST    FIRST TRUST     FIRST TRUST
                                                                  INTERNET    PHARMACEUTICAL    TECHNOLOGY
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                ------------    -----------    ------------
ASSETS:
Investments, at market value
   (See portfolios of investments) (a): ....................... $    506,028    $ 3,787,220    $  1,755,915
                                                                ------------    -----------    ------------
Cash ..........................................................       31,137         51,542          11,897
Dividends receivable ..........................................      --               1,507              28
Receivable for Membership Interest sold .......................        9,371         10,359          14,340
Receivable from Advisor .......................................        8,346          7,728           8,284
                                                                ------------    -----------    ------------
     Total Assets .............................................      554,882      3,858,356       1,790,464
                                                                ------------    -----------    ------------
LIABILITIES:
Payable for Membership Interest redeeemed .....................       --             --               --
Payable for investment securities purchased . .................       --             26,461           --
Investment advisory fee payable ...............................          244          1,686             937
Payable to Administrator ......................................        1,208          1,208           1,208
Distribution fees payable .....................................          110            714             375
Trustees fees payable .........................................        5,286          3,435           2,390
Accrued audit fees ............................................        8,000          8,000           8,000
Membership Interest servicing fee payable .....................        2,551          2,365           1,079
Printing fees payable .........................................       10,000         10,000          10,000
Custodian fees payable ........................................       22,883         22,883          22,883
Accrued expenses and other payables ...........................        5,171          4,779           5,016
                                                                ------------    -----------    ------------
     Total Liabilities ........................................       55,453         81,531          51,888
                                                                ------------    -----------    ------------
NET ASSETS .................................................... $    499,429    $ 3,776,825    $  1,738,576
                                                                ------------    -----------    ------------

(a) Investments, at cost ...................................... $    538,180    $ 3,844,568    $  1,652,903
                                                                ------------    -----------    ------------
NET ASSETS CONSIST OF:

Undistributed net investment income/(accumulated net
   investment loss) ........................................... $    (15,444)   $   (18,388)   $    (28,461)
Accumulated net realized gain/(loss) on investments sold and
   foreign currency transactions ..............................     (937,117)        73,195      (1,175,953)
Net unrealized appreciation/(depreciation) of investments and
   foreign currency transactions ..............................      (32,152)       (57,348)        103,012
Paid-in capital ...............................................    1,484,142      3,779,366       2,839,978
                                                                ------------    -----------    ------------
     Total Net Assets ......................................... $    499,429    $ 3,776,825    $  1,738,576
                                                                ------------    -----------    ------------
NET ASSET VALUE, offering price and redemption price
   of Membership Interest outstanding ......................... $       4.15    $     12.06    $       5.79
                                                                ------------    -----------    ------------
Number of Membership Interests outstanding ....................      120,376        313,065         300,479
                                                                ------------    -----------    ------------




                       See Notes to Financial Statements.

                                                                   Page 32, 33

STATEMENTS OF OPERATIONS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                  THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                  TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 -----------   ------------    -----------    -----------
INVESTMENT INCOME:
Dividends .....................................................  $    27,544   $     61,080    $    73,776    $    26,703
Foreign witholding tax on dividend income .....................       --              --            (2,965)        --
Miscellaneous income ..........................................       --              --             --             1,718
                                                                 -----------   ------------    -----------    -----------
     Total investment income ..................................       27,544         61,080         70,811         28,421
                                                                 -----------   ------------    -----------    -----------

EXPENSES:
Investment advisory fee .......................................        4,472         12,158         10,035         12,085
Administration fee ............................................       14,473         14,473         14,473         14,473
Fund Accounting fee ...........................................       24,954         24,931         24,949         24,914
Distribution fee ..............................................        1,864          5,066          4,181          5,036
Trustees' fees and expenses ...................................          657          3,084          4,135          3,847
Legal fees ....................................................        5,017          4,999          4,999          4,999
Audit fees ....................................................        7,999          7,999          7,999          7,999
Custodian fees ................................................       15,990         15,990         15,990         15,990
Membership Interest servicing .................................       12,903         17,381         17,737         17,660
Printing fees .................................................        4,507          4,578          4,598          4,683
Other .........................................................        2,445          3,074          3,296          2,931
Fees waived and expenses reimbursed by investment
   advisor ....................................................      (84,241)       (83,802)       (87,837)       (84,881)
                                                                 -----------   ------------    -----------    -----------
     Net expenses .............................................       11,040         29,931         24,555         29,736
                                                                 -----------   ------------    -----------    -----------
NET INVESTMENT INCOME/(LOSS) ..................................       16,504         31,149         46,256         (1,315)
                                                                 -----------   ------------    -----------    -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................       39,761         78,961        137,597       (554,021)
   Foreign currency transactions ..............................       --              --               206         --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................      (67,468)      (403,599)      (144,795)       (82,797)
   Foreign currency and translation of other assets and liabilities
   in foreign currencies ......................................       --              --              (373)        --
                                                                 -----------   ------------    -----------    -----------
Net realized and unrealized loss on investments ...............      (27,707)      (324,638)        (7,365)      (636,818)
                                                                 -----------   ------------    -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS ..................................  $   (11,203)  $   (293,489)   $    38,891    $  (638,133)
                                                                 -----------   ------------    -----------    -----------






                                                                               FIRST TRUST                    FIRST TRUST
                                                                  NASDAQ       10 UNCOMMON     FIRST TRUST     FINANCIAL
                                                                 TARGET 15       VALUES          ENERGY        SERVICES
                                                                 PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                -----------   ------------    ------------   ------------
INVESTMENT INCOME:
Dividends ..................................................... $     4,828   $     57,907    $     10,678   $     23,746
Foreign witholding tax on dividend income .....................      --             --             --             --
Miscellaneous income ..........................................      --             --             --             --
                                                                -----------   ------------    ------------   ------------
     Total investment income ..................................       4,828         57,907          10,678         23,746
                                                                -----------   ------------    ------------   ------------

EXPENSES:
Investment advisory fee .......................................      18,391         94,118           5,385          9,693
Administration fee ............................................      14,473         14,473          14,473         14,473
Fund Accounting fee ...........................................      24,835         24,948          24,954         24,931
Distribution fee ..............................................       7,663         39,216           2,244          4,039
Trustees' fees and expenses ...................................       7,691         63,181           1,233          2,595
Legal fees ....................................................       4,999          4,999           4,999          4,999
Audit fees ....................................................       7,999          7,999           7,999          7,999
Custodian fees ................................................      15,990         15,990          15,990         15,990
Membership Interest servicing .................................      22,017         73,055          14,271         16,086
Printing fees .................................................       4,961          4,529           4,510          4,566
Other .........................................................       3,562         13,809           2,365          3,761
Fees waived and expenses reimbursed by investment
   advisor ....................................................     (87,476)      (142,748)        (85,117)       (85,245)
                                                                -----------   ------------    ------------   ------------
     Net expenses .............................................      45,105        213,569          13,306         23,887
                                                                -----------   ------------    ------------   ------------
NET INVESTMENT INCOME/(LOSS) ..................................     (40,277)      (155,662)         (2,628)          (141)
                                                                -----------   ------------    ------------   ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................  (1,223,157)   (12,430,242)       (102,483)      (168,388)
   Foreign currency transactions ..............................      --            --              --             --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................     402,506      4,443,385        (124,349)        46,814
   Foreign currency and translation of other assets and liabilities
   in foreign currencies ......................................      --            --              --             --
                                                                -----------   ------------    ------------   ------------
Net realized and unrealized loss on investments ...............    (820,651)    (7,986,857)       (226,832)      (121,574)
                                                                -----------   ------------    ------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS .................................. $  (860,928)  $ (8,142,519)   $   (229,460)  $   (121,715)
                                                                -----------   ------------    ------------   ------------






                                                                    FIRST TRUST    FIRST TRUST     FIRST TRUST
                                                                     INTERNET    PHARMACEUTICAL    TECHNOLOGY
                                                                     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                   ------------    -----------    ------------
INVESTMENT INCOME:
Dividends .....................................................    $        255    $    14,052    $      1,013
Foreign witholding tax on dividend income .....................         --             --              --
Miscellaneous income ..........................................         --             --              --
                                                                   ------------    -----------    ------------
     Total investment income ..................................             255         14,052           1,013
                                                                   ------------    -----------    ------------

EXPENSES:
Investment advisory fee .......................................           2,996         11,290           6,607
Administration fee ............................................          14,473         14,473          14,473
Fund Accounting fee ...........................................          24,935         24,937          24,915
Distribution fee ..............................................           1,248          4,703           2,739
Trustees' fees and expenses ...................................           2,529          3,278           2,971
Legal fees ....................................................           4,999          4,999           4,999
Audit fees ....................................................           7,999          7,999           7,999
Custodian fees ................................................          15,990         15,990          15,990
Membership Interest servicing .................................          12,707         17,037          14,681
Printing fees .................................................           4,630          4,592           4,649
Other .........................................................           3,422          3,408           3,591
Fees waived and expenses reimbursed by investment
   advisor ....................................................         (88,672)       (84,910)        (87,384)
                                                                   ------------    -----------    ------------
     Net expenses .............................................           7,256         27,796          16,230
                                                                   ------------    -----------    ------------
NET INVESTMENT INCOME/(LOSS) ..................................          (7,001)       (13,744)        (15,217)
                                                                   ------------    -----------    ------------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:

Realized gain/(loss) from:
   Securities .................................................      (1,018,692)       (25,083)     (1,199,941)
   Foreign currency transactions ..............................         --             --              --
Change in unrealized appreciation/(depreciation) of:
   Securities .................................................         517,914       (155,539)        626,974
   Foreign currency and translation of other assets and liabilities
   in foreign currencies ......................................         --             --              --
                                                                   ------------    -----------    ------------
Net realized and unrealized loss on investments ...............        (500,778)      (180,622)       (572,967)
                                                                   ------------    -----------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS

   RESULTING FROM OPERATIONS ..................................    $   (507,779)   $  (194,366)   $   (588,184)
                                                                   ------------    -----------    ------------

                      See Notes to Financial Statements.

                                                                     Page 34,35

STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                          THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                          TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -----------   ------------    -----------    -----------

Net investment income/(loss) ..........................................  $    16,504   $     31,149    $    46,256    $    (1,315)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................       39,761         78,961        137,803       (554,021)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................      (67,468)      (403,599)      (145,168)       (82,797)
                                                                         -----------   ------------    -----------    -----------
Net increase/(decrease) in net assets resulting from operations .......      (11,203)      (293,489)        38,891       (638,133)
Net increase/(decrease) in net assets from Membership Interest
   transactions .......................................................    1,875,634      3,247,654        398,993      2,598,208
                                                                         -----------   ------------    -----------    -----------
Net increase/(decrease) in net assets .................................    1,864,431      2,954,165        437,884      1,960,075

NET ASSETS:
Beginning of year .....................................................      261,615      1,110,174      1,852,698      1,501,400
                                                                         -----------   ------------    -----------    -----------
End of year . .........................................................  $ 2,126,046   $  4,064,339    $ 2,290,582    $ 3,461,475
                                                                         -----------   ------------    -----------    -----------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ...............................................  $    19,753   $     39,110    $    86,364    $    (8,555)
                                                                         -----------   ------------    -----------    -----------



                                                                                        FIRST TRUST                    FIRST TRUST
                                                                           NASDAQ       10 UNCOMMON     FIRST TRUST     FINANCIAL
                                                                          TARGET 15       VALUES          ENERGY        SERVICES
                                                                          PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                         -----------   ------------    ------------   ------------

Net investment income/(loss) ..........................................  $   (40,277)  $  (155,662)    $     (2,628)  $       (141)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................   (1,223,157)   (12,430,242)       (102,483)      (168,388)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................      402,506      4,443,385        (124,349)        46,814
                                                                         -----------   ------------    ------------   ------------
Net increase/(decrease) in net assets resulting from operations .......     (860,928)    (8,142,519)       (229,460)      (121,715)
Net increase/(decrease) in net assets from Membership Interest
   transactions .......................................................    2,965,461       (709,641)      1,800,217      2,212,649
                                                                         -----------   ------------    ------------   ------------
Net increase/(decrease) in net assets .................................    2,104,533     (8,852,160)      1,570,757      2,090,934

NET ASSETS:
Beginning of year .....................................................    2,688,427     22,122,551         498,261      1,031,027
                                                                         -----------   ------------    ------------   ------------
End of year . .........................................................  $ 4,792,960   $ 13,270,391    $  2,069,018   $  3,121,961
                                                                         -----------   ------------    ------------   ------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ...............................................  $  (77,845)   $   (262,339)   $     (3,740)  $     (1,421)
                                                                         -----------   ------------    ------------   ------------


                                                                          FIRST TRUST    FIRST TRUST     FIRST TRUST
                                                                           INTERNET    PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------    -----------    ------------

Net investment income/(loss) ..........................................  $     (7,001)   $   (13,744)   $    (15,217)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................    (1,018,692)       (25,083)     (1,199,941)
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................       517,914       (155,539)        626,974
                                                                         ------------    -----------    ------------
Net increase/(decrease) in net assets resulting from operations .......      (507,779)      (194,366)       (588,184)
Net increase/(decrease) in net assets from Membership Interest
   transactions .......................................................      (123,854)     2,703,771       1,280,520
                                                                         ------------    -----------    ------------
Net increase/(decrease) in net assets .................................      (631,633)     2,509,405         692,336

NET ASSETS:
Beginning of year .....................................................     1,131,062      1,267,420       1,046,240
                                                                         ------------    -----------    ------------
End of year . .........................................................  $    499,429    $ 3,776,825    $  1,738,576
                                                                         ------------    -----------    ------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ...............................................  $    (15,444)   $   (18,388)   $    (28,461)
                                                                         ------------    -----------    ------------






STATEMENTS OF CHANGES IN NET ASSETS
FIRST DEFINED PORTFOLIO FUND, LLC
FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                          THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                          TARGET 5        DART 10       TARGET 15      TARGET 10
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -----------   ------------    -----------    -----------

Net investment income/(loss) ..........................................  $     2,782   $      7,715    $    38,518    $    (6,817)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................      (19,136)         3,962        (17,937)        21,662
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................       47,788        114,594        144,934       (188,984)
                                                                         -----------   ------------    -----------    -----------
Net increase/(decrease) in net assets resulting from operations .......       31,434        126,271        165,515       (174,139)

Net increase in net assets from Membership Interest transactions ......      149,982        883,040      1,434,691      1,403,026
                                                                         -----------   ------------    -----------    -----------
Net increase in net assets ............................................      181,416      1,009,311      1,600,206      1,228,887

NET ASSETS:
Beginning of year .....................................................       80,199        100,863        252,492        272,513
                                                                         -----------   ------------    -----------    -----------
End of year ...........................................................  $   261,615   $  1,110,174    $ 1,852,698    $ 1,501,400
                                                                         -----------   ------------    -----------    -----------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ...............................................  $     3,249   $      7,961    $    40,108    $    (7,240)
                                                                         -----------   ------------    -----------    -----------



                                                                                       FIRST TRUST                    FIRST TRUST
                                                                          NASDAQ       10 UNCOMMON     FIRST TRUST     FINANCIAL
                                                                         TARGET 15       VALUES          ENERGY        SERVICES
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                        -----------   ------------    ------------   ------------
Net investment income/(loss) .......................................... $   (36,965)  $   (106,503)   $       (987)  $     (1,231)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................      35,122     (1,374,608)         11,719        156,021
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................  (1,349,417)    (5,332,744)         56,633         34,966
                                                                        -----------   ------------    ------------   ------------
Net increase/(decrease) in net assets resulting from operations .......  (1,351,260)    (6,813,855)         67,365        189,756

Net increase in net assets from Membership Interest transactions ......   3,629,591     28,811,035         316,910        711,575
                                                                        -----------   ------------    ------------   ------------
Net increase in net assets ............................................   2,278,331     21,997,180         384,275        901,331

NET ASSETS:
Beginning of year .....................................................     410,096        125,371         113,986        129,696
                                                                        -----------   ------------    ------------   ------------
End of year ........................................................... $ 2,688,427   $ 22,122,551    $    498,261   $  1,031,027
                                                                        -----------   ------------    ------------   ------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ............................................... $   (37,568)  $   (106,677)   $     (1,112)  $     (1,280)
                                                                        -----------   ------------    ------------   ------------





                                                                          FIRST TRUST    FIRST TRUST     FIRST TRUST
                                                                           INTERNET    PHARMACEUTICAL    TECHNOLOGY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         ------------    -----------    ------------
Net investment income/(loss) .......................................... $     (8,016)    $    (4,437)   $    (12,850)
Net realized gain/(loss) on investments and foreign currency
   transactions .......................................................       81,575          98,278          23,988
Net change in unrealized appreciation/(depreciation) of securities and
   foreign currency transactions during the year ......................     (616,446)         93,342        (560,095)
                                                                         ------------    -----------    ------------
Net increase/(decrease) in net assets resulting from operations .......      (542,887)       187,183        (548,957)

Net increase in net assets from Membership Interest transactions ......     1,486,913        945,522       1,433,006
                                                                         ------------    -----------    ------------
Net increase in net assets ............................................      944,026       1,132,705         884,049

NET ASSETS:
Beginning of year .....................................................       187,036        134,715         162,191
                                                                         ------------    -----------    ------------
End of year ...........................................................  $  1,131,062    $ 1,267,420    $  1,046,240
                                                                         ------------    -----------    ------------
Undistributed net investment income/(accumulated net investment
   loss) at end of year ...............................................  $     (8,443)   $    (4,644)   $    (13,244)
                                                                         ------------    -----------    ------------


                       See Notes to Financial Statements.

                                                                     Page 36-37

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                          THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                          TARGET 5       DART 10        TARGET 15      TARGET 10
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -----------   ------------    -----------    -----------
AMOUNT:
Sold ..................................................................  $ 2,362,076   $  4,089,071    $ 1,972,854    $ 3,671,507
Redeemed ..............................................................     (486,442)      (841,417)    (1,573,861)    (1,073,299)
                                                                         -----------   ------------    -----------    -----------
Net increase/(decrease) ...............................................  $ 1,875,634   $  3,247,654    $   398,993    $ 2,598,208
                                                                         -----------   ------------    -----------    -----------
MEMBERSHIP INTERESTS:
Sold ..................................................................      283,890        455,850        205,738        462,095
Redeemed ..............................................................      (54,674)       (90,657)      (155,923)      (138,135)
                                                                         -----------   ------------    -----------    -----------
Net increase/(decrease) ...............................................      229,216        365,193         49,815        323,960
                                                                         -----------   ------------    -----------    -----------


                                                                                       FIRST TRUST                   FIRST TRUST
                                                                          NASDAQ       10 UNCOMMON     FIRST TRUST    FINANCIAL
                                                                         TARGET 15       VALUES         ENERGY         SERVICES
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                        -----------   ------------    ------------   ------------
AMOUNT:
Sold .................................................................. $ 3,588,472   $ 11,799,526    $  2,902,065   $  3,856,503
Redeemed ..............................................................    (623,011)   (12,509,167)     (1,101,848)    (1,643,854)
                                                                        -----------   ------------    ------------   ------------
Net increase/(decrease) ............................................... $ 2,965,461   $   (709,641)   $  1,800,217   $  2,212,649
                                                                        -----------   ------------    ------------   ------------
MEMBERSHIP INTERESTS:
Sold ..................................................................     370,531      1,800,659         229,377        329,754
Redeemed ..............................................................     (61,046)    (1,978,951)        (77,532)      (141,184)
                                                                        -----------   ------------    ------------   ------------
Net increase/(decrease) ...............................................     309,485       (178,292)        151,845        188,570
                                                                        -----------   ------------    ------------   ------------



                                                                         FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                           INTERNET    PHARMACEUTICAL   TECHNOLOGY
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------    -----------    ------------
AMOUNT:
Sold .................................................................. $    845,672    $ 3,719,812    $  3,156,078
Redeemed ..............................................................     (969,526)    (1,016,041)     (1,875,558)
                                                                        ------------    -----------    ------------
Net increase/(decrease) ............................................... $   (123,854)   $ 2,703,771    $  1,280,520
                                                                        ------------    -----------    ------------
MEMBERSHIP INTERESTS:
Sold ..................................................................      153,630        303,361         488,818
Redeemed ..............................................................     (154,641)       (83,879)       (290,415)
                                                                        ------------    -----------    ------------
Net increase/(decrease) ...............................................       (1,011)       219,482         198,403
                                                                        ------------    -----------    ------------




STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FIRST DEFINED PORTFOLIO FUND, LLC

FOR THE YEAR ENDED DECEMBER 31, 2000



                                                                          THE DOWSM      THE DOWSM       GLOBAL           S&P
                                                                          TARGET 5       DART 10        TARGET 15      TARGET 10
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                         -----------   ------------    -----------    -----------
AMOUNT:
Sold ..................................................................  $   182,370   $  1,158,120    $ 1,580,647    $ 1,588,051
Redeemed ..............................................................      (32,388)      (275,080)      (145,956)      (185,025)
                                                                         -----------   ------------    -----------    -----------
Net increase ..........................................................  $   149,982   $    883,040    $  1,434,691   $ 1,403,026
                                                                         -----------   ------------    -----------    -----------
MEMBERSHIP INTERESTS:
Sold ..................................................................       25,043        128,542        178,838        152,091
Redeemed ..............................................................       (4,655)       (28,726)       (17,604)       (17,755)
                                                                         -----------   ------------    -----------    -----------
Net increase ..........................................................       20,388         99,816        161,234        134,336
                                                                         -----------   ------------    -----------    -----------



                                                                                       FIRST TRUST                   FIRST TRUST
                                                                          NASDAQ       10 UNCOMMON     FIRST TRUST    FINANCIAL
                                                                         TARGET 15       VALUES         ENERGY         SERVICES
                                                                         PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                        -----------   ------------    ------------   ------------
AMOUNT:
Sold .................................................................. $ 5,775,525   $ 39,118,315    $    351,610   $  1,902,962
Redeemed ..............................................................  (2,145,934)   (10,307,280)        (34,700)    (1,191,387)
                                                                        -----------   ------------    ------------   ------------
Net increase .......................................................... $ 3,629,591   $ 28,811,035    $    316,910   $    711,575
                                                                        -----------   ------------    ------------   ------------
MEMBERSHIP INTERESTS:
Sold ..................................................................     303,423      3,677,206          23,507        163,500
Redeemed ..............................................................    (122,734)    (1,050,582)         (2,268)       (97,100)
                                                                        -----------   ------------    ------------   ------------
Net increase ..........................................................     180,689      2,626,624          21,239         66,400
                                                                        -----------   ------------    ------------   ------------





                                                                         FIRST TRUST    FIRST TRUST    FIRST TRUST
                                                                           INTERNET    PHARMACEUTICAL   TECHNOLOGY
                                                                          PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                        ------------    -----------    ------------
AMOUNT:
Sold .................................................................. $  1,748,719    $ 1,648,664    $  2,074,852
Redeemed ..............................................................     (261,806)      (703,142)       (641,846)
                                                                        ------------    -----------    ------------
Net increase .......................................................... $  1,486,913    $   945,522    $  1,433,006
                                                                        ------------    -----------    ------------
MEMBERSHIP INTERESTS:
Sold ..................................................................      125,427        135,899         135,871
Redeemed ..............................................................      (15,492)       (55,303)        (45,889)
                                                                        ------------    -----------    ------------
Net increase ..........................................................      109,935         80,596          89,982
                                                                        ------------    -----------    ------------


                       See Notes to Financial Statements.

                                                                      Page 38,39

FINANCIAL HIGHLIGHTS

THE DOWSM TARGET 5 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $        8.62     $        8.04     $       10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ...................................................            0.18++            0.06              0.05
 Net realized and unrealized gain/(loss) on investments ..................           (0.61)             0.52             (2.01)
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................           (0.43)             0.58             (1.96)
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $        8.19     $        8.62     $        8.04
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................           (4.99)%            7.21%           (19.60)%
                                                                             =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ....................................   $       2,126     $         262     $          80
 Ratio of operating expenses to average net assets .......................            1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets ....................            2.20%             2.45%             2.28%**
 Portfolio turnover rate .................................................           47.95%            54.04%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           12.69%            74.48%           215.88%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

THE DOWSM DART10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $      10.02      $      9.22       $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:

 Net investment income ...................................................           0.14++            0.05              0.02
 Net realized and unrealized gain/(loss) on investments ..................          (1.62)             0.75             (0.80)
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (1.48)             0.80             (0.78)
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       8.54      $      10.02      $       9.22
                                                                             =============     =============     =============
 TOTAL RETURN+  ..........................................................         (14.77)%            8.68%            (7.80)%
                                                                             =============     =============     =============

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

 Net assets, end of period (in 000's) ....................................   $      4,064      $      1,110      $        101
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets ....................           1.53%             1.19%             1.01%**
 Portfolio turnover rate .................................................          38.16%            33.59%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           5.59%            14.84%           182.94%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999. ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

GLOBAL TARGET 15 PORTFOLIO

FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                 YEAR              YEAR             PERIOD
                                                                                 ENDED             ENDED             ENDED
                                                                                12/31/01         12/31/00          12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $        9.90     $        9.71     $       10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................................................           0.26++            0.15              0.06
 Net realized and unrealized gain/(loss) on investments ..................          (0.50)             0.04             (0.35)
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (0.24)             0.19             (0.29)
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $        9.66     $       9.90      $       9.71
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................          (2.42)%            1.96%            (2.90)%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      2,291      $      1,853      $        252
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment income to average net assets ....................           2.77%             5.93%             2.77%**
 Portfolio turnover rate .................................................         105.85%            20.39%             --
 Ratio of operating expenses to average net assets without fee waivers and
  expenses reimbursed ....................................................           6.73%            14.89%            51.39%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

S&P TARGET 10 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $       9.54      $      11.83      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.01)++          (0.03)            (0.02)
 Net realized and unrealized gain/(loss) on investments ..................          (2.34)            (2.26)             1.85
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (2.35)            (2.29)             1.83
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       7.19      $       9.54      $      11.83
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (24.63)%          (19.36)%           18.30%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      3,461      $      1,501      $        273
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (0.07)%           (0.71)%           (1.04)%**
 Portfolio turnover rate .................................................          95.30%            64.22%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           5.67%            10.85%            96.12%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

 **  Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

NASDAQ TARGET 15 PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $      12.88      $      14.60      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.13)++          (0.16)            (0.05)++

 Net realized and unrealized gain/(loss) on investments ..................          (3.50)            (1.56)             4.65
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (3.63)            (1.72)             4.60
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       9.25      $      12.88      $      14.60
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (28.18)%          (11.78)%           46.00%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      4,793      $      2,688      $        410
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (1.31)%           (1.46)%           (1.44)%**
 Portfolio turnover rate .................................................          63.71%            72.40%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           4.32%             5.47%            90.16%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $       8.39      $      11.40      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.07)            (0.02)            (0.02)
 Net realized and unrealized gain/(loss) on investments ..................          (2.92)            (2.99)             1.42
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (2.99)            (3.01)             1.40
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       5.40      $       8.39      $      11.40
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (35.64)%          (26.40)%           14.00%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $     13,270      $     22,123      $        125
 Ratio of operating expenses to average net assets .......................           1.37%             1.37%             1.47%**
 Ratio of net investment loss to average net assets ......................          (1.00)%           (1.15)%           (0.65)%**
 Portfolio turnover rate .................................................         149.77%            98.80%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           2.28%             2.47%           144.82%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST ENERGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $      15.87      $      11.23      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.04)++          (0.02)            (0.01)
 Net realized and unrealized gain/(loss) on investments ..................          (4.54)             4.66              1.24
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (4.58)             4.64              1.23
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $      11.29      $      15.87      $      11.23
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (28.86)%           41.32%            12.30%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      2,069      $        498      $        114
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (0.29)%           (0.50)%           (0.50)%**
 Portfolio turnover rate .................................................         113.79%            28.14%             --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           10.87%            44.00%           111.63%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST FINANCIAL SERVICES PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR             PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                12/31/01         12/31/00          12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $       13.09     $      10.49      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.00)++#         (0.01)            (0.00)#
 Net realized and unrealized gain/(loss) on investments ..................          (1.41)             2.61              0.49
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (1.41)             2.60              0.49
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $      11.68      $      13.09      $      10.49
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (10.77)%           24.79%             4.90%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      3,122      $      1,031      $        130
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (0.01)%           (0.17)%           (0.19)%**
 Portfolio turnover rate .................................................         127.11%           154.13%            --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           6.72%            13.62%           115.60%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

   # Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST INTERNET PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                12/31/01         12/31/00          12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $       9.32      $      16.33      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.06)            (0.03)            (0.04)
 Net realized and unrealized gain/(loss) on investments ..................          (5.11)            (6.98)             6.37
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (5.17)            (7.01)             6.33
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       4.15      $       9.32      $      16.33
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (55.47)%          (42.93)%           63.30%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $        499      $      1,131      $        187
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (1.42)%           (1.40)%           (1.37)%**
 Portfolio turnover rate .................................................         209.84%            71.51%            --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................          19.43%            16.73%           136.02%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST PHARMACEUTICAL PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR             PERIOD
                                                                                 ENDED             ENDED             ENDED
                                                                                12/31/01         12/31/00          12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $      13.54      $      10.37      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.09)++          (0.03)            (0.02)
 Net realized and unrealized gain/(loss) on investments ..................          (1.39)             3.20              0.39
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (1.48)             3.17              0.37
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $      12.06      $      13.54      $      10.37
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (10.93)%           30.57%             3.70%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      3,777      $      1,267      $        135
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (0.73)%           (0.61)%           (0.79)%**
 Portfolio turnover rate .................................................          50.46%            88.46%            --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           5.96%            13.46%           147.68%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST TECHNOLOGY PORTFOLIO
FOR A MEMBERSHIP INTEREST OUTSTANDING THROUGHOUT EACH PERIOD.


                                                                                 YEAR              YEAR            PERIOD
                                                                                 ENDED             ENDED            ENDED
                                                                                 12/31/01         12/31/00        12/31/99*
                                                                             -------------     -------------     -------------
 Net asset value, beginning of period ....................................   $      10.25      $      13.41      $      10.00
                                                                             -------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .....................................................          (0.09)++          (0.10)            (0.03)
 Net realized and unrealized gain/(loss) on investments ..................          (4.37)            (3.06)             3.44
                                                                             -------------     -------------     -------------
 Total from investment operations ........................................          (4.46)            (3.16)             3.41
                                                                             -------------     -------------     -------------
 Net asset value, end of period ..........................................   $       5.79      $      10.25      $      13.41
                                                                             =============     =============     =============
 TOTAL RETURN+ ...........................................................         (43.51)%          (23.56)%           34.10%
                                                                             =============     =============     =============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ....................................   $      1,739      $      1,046      $        162
 Ratio of operating expenses to average net assets .......................           1.47%             1.47%             1.47%**
 Ratio of net investment loss to average net assets ......................          (1.38)%           (1.42)%           (1.38)%**
 Portfolio turnover rate .................................................         185.60%            98.66%            --
 Ratio of operating expenses to average net assets without fee waivers and
   expenses reimbursed ...................................................           9.38%            11.39%           115.26%**

--------------------------------------------------

  *  The Fund commenced operations on October 6, 1999.

  ** Annualized.

  + Total return is not annualized for periods less than one year. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

  ++ Per share values have been calculated using the average shares method.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                       FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Defined Portfolio Fund, LLC (the "Registrant") was organized as a "Delaware limited liability company" on January 8, 1999 under the laws of the State of Delaware. The Registrant is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Registrant offers eleven managed investment portfolios that may be divided into two general categories: The DowSM Target 5 Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio and First Trust 10 Uncommon Values Portfolio, (the "Strategy Funds"); and, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio, (the "Sector Funds"), (each, a "Fund", collectively, the "Funds"). Under Delaware law, a limited liability company does not issue shares of stock. Instead, ownership rights are contained in membership interests (each, an "Interest", collectively, the "Interests"). Each Interest represents an undivided interest in the net assets of a Fund's portfolio. Fund Interests are not offered directly to the public. Fund Interests are sold only to American Skandia Life Assurance Corporation Variable Account B ("Account B") to fund the benefits of variable annuity policies (the "Policies") issued by American Skandia. Account B is the sole member of the Registrant. Account B's variable annuity owners who have Policy values allocated to any of the Funds have indirect rights to the Registrant's Interests. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

Generally, a Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by, or under the direction of, the Board of Trustees of the Registrant. Portfolio securities for which the primary market is a domestic or foreign exchange, or which are traded over-the-counter and quoted on the NASDAQ System, are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price using prices as of the close of trading. Portfolio securities not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the most recently quoted bid price provided by the principal market makers. Securities for which quotations are not readily available are valued at fair value as determined under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Registrant's Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of all Funds may be paid with such frequency (monthly or otherwise) as the Board of Trustees may determine from time to time. All dividends paid by a Fund will be reinvested into additional Interests.

FEDERAL INCOME TAXES:

The Registrant is a limited liability company with all of its Interests owned by a single entity (Account B). Accordingly, the Registrant is treated as part of the operations of American Skandia and is not taxed separately. The Registrant intends to comply with the provisions of Section 817(h) of the Internal Revenue Code which impose certain diversification requirements upon variable contracts that are based on segregated asset accounts. Under current tax law, interest, dividend income, and capital gains of the Registrant are not currently taxable when left to accumulate within a variable annuity contract. As such, no federal income tax provision is required.

EXPENSES:

Expenses that are directly related to one of the Funds are charged directly to that Fund. General expenses of the Registrant are allocated to all the Funds based upon the relative net assets of each Fund.

OTHER:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide was effective for annual statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a significant effect on the financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, Nike Securities Corporation. First Trust serves as investment advisor to the Funds pursuant to an Investment Advisory and Management Agreement. First Trust provides each Fund with discretionary investment services and certain administrative services necessary for the management of the portfolios. For its investment advisory and management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.60% of each Fund's average daily net assets.

From time to time First Trust may waive a portion or all of the fees otherwise payable to it and/or reimburse expenses. First Trust has voluntarily undertaken to waive its fees and reimburse expenses through September 30, 2002, so that total expenses do not exceed 1.47% of each Fund's average daily net assets. However, with respect to First Trust 10 Uncommon Values Portfolio, First Trust has agreed to waive fees and reimburse expenses through September 30, 2002, so that total expenses do not exceed 1.37% of the average daily net asset value of the Fund. The fees waived and reimbursed, for the year ended December 31, 2001, by the advisor, are as follows:

                                             FEES WAIVED    EXPENSES REIMBURSED
                                            ------------    -------------------

The DowSM Target 5 Portfolio ..............     $ 4,472            $79,769
The DowSM DART 10 Portfolio ...............      12,158             71,644
Global Target 15 Portfolio ................      10,035             77,802
S&P Target 10 Portfolio ...................      12,085             72,796
NASDAQ Target 15 Portfolio ................      18,391             69,085
First Trust 10 Uncommon Values Portfolio ..      94,118             48,630
First Trust Energy Portfolio ..............       5,385             79,732
First Trust Financial Services Portfolio ..       9,693             75,552
First Trust Internet Portfolio ............       2,996             85,676
First Trust Pharmaceutical Portfolio ......      11,290             73,620
First Trust Technology Portfolio ..........       6,607             80,777

PFPC Inc. ("PFPC"), serves as the Registrant's administrator. In addition, PFPC also provides certain fund accounting, custody administration and transfer agency services in accordance with certain fee arrangements.

J.P. Morgan Chase & Company, (formerly the Chase Manhattan Bank), serves as the custodian to the Funds.

No officer or employee of First Trust or Nike Securities L.P. (Nike Securities) received any compensation from the Registrant for serving as an officer or Trustee of the Registrant. The Registrant pays each Trustee who is not an officer or employee of First Trust or Nike Securities or any of their affiliates $15,000 per annum plus $125 per portfolio per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

                             3. 12B-1 SERVICING PLAN

The Registrant, on behalf of each Fund, has adopted a 12b-1 Service Plan, (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, which provides that Interests of each of the Funds will be subject to an annual service fee.

Nike Securities serves as the selling agent and distributor of Interests of the Funds. In this capacity, Nike Securities manages the offering of the Funds' Interests and is responsible for all sales and promotional activities. The Plan reimburses Nike Securities for its costs in connection with these activities. Nike Securities also uses the service fee to compensate American Skandia for providing account services to policy owners. These services include establishing and maintaining policy owner accounts, answering inquiries, and providing personal services to policy owners. Each Fund may spend up to 0.25% per year, of the average daily net assets of its Interests, as a service fee under the Plan. In addition, the Plan permits First Trust to use a portion of its advisory fee to compensate Nike Securities for expenses incurred in connection with the sales and distribution of a Fund's Interest including, without limitation, expenses of preparing, printing and distributing prospectuses to persons other than Interest holders or policy owners, as well as compensating its sales force, printing and distributing advertising and sales literature and reports to Interest holders and policy owners used in connection with the sale of a Fund's Interests, certain other expenses associated with the distribution of the Funds, and any distribution-related expenses that may be authorized by the Trustees.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the year ended December 31, 2001, were as follows:

                                                    PURCHASES         SALES
                                                    ---------         -----
The DowSM Target 5 Portfolio ...................  $  2,291,590    $   375,385
The DowSM DART 10 Portfolio ....................     4,045,510        787,751
Global Target 15 Portfolio .....................     2,230,220      1,803,089
S&P Target 10 Portfolio ........................     4,548,061      1,963,144
NASDAQ Target 15 Portfolio .....................     4,852,662      1,993,804
Lehman Brothers 10 Uncommon Values Portfolio ...    24,039,686     24,865,780
First Trust Energy Portfolio ...................     2,909,626      1,081,864
First Trust Financial Services Portfolio .......     4,354,765      2,107,699
First Trust Internet Portfolio .................     1,121,914      1,252,354
First Trust Pharmaceutical Portfolio ...........     3,725,794        978,642
First Trust Technology Portfolio ...............     3,343,368      2,061,082


                             5. MEMBERSHIP INTERESTS

The Registrant has authorized an unlimited number of Membership Interests without par value of one or more series.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

                            6. CONCENTRATION OF RISK

The Funds may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in the securities of U.S. companies and the U.S. government. These risks include re-valuation of currencies and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Each Fund may invest up to 15% of its net assets in illiquid securities, including securities that are not readily marketable, securities that are restricted as to disposition under Federal securities laws or otherwise, repurchase agreements maturing in more than seven days, interest only and principal only mortgage-backed securities, certain options traded in the over-the-counter market and the securities to which such options relate. In purchasing securities which cannot be sold by a Fund without registration under the Securities Act of 1933, as amended, a Fund will endeavor to obtain the right to registration at the expense of the issuer. There generally will be a lapse of time between the decision by a Fund to sell any such security and the registration of the security permitting the sale. During any such period, the security will be subject to market fluctuations.

Each Fund is classified as "non-diversified" and is limited as to the percentage of its assets which may be invested in securities of any one issuer only by its own investment restrictions and diversification requirements. A Fund may therefore invest a relatively high percentage of its assets in a limited number of issuers. This can expose each Fund to potentially greater market fluctuations than might be experienced by a diversified fund. Each Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuer in which it invests.

                  7. BOARD OF TRUSTEES AND OFFICERS - UNAUDITED

Information pertaining to the Trustees and officers* of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 621-1675.


                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS
     NAME, (DOB), ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
      POSITION(S) WITH TRUST     LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

--------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

Richard Erickson, Trustee        o Indefinite term       Physician, Sportsmed /       11 portfolios             NONE
D.O.B. 04/51                     o 2.5 years served      Wheaton Orthopedics
327 Gundersen Drive
Carol Stream, IL 60188

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

            7. BOARD OF TRUSTEES AND OFFICERS - UNAUDITED (CONTINUED)


                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS
     NAME, (DOB), ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
      POSITION(S) WITH TRUST     LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES - (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
Niel Nielson, Trustee             o Indefinite term      (Pastor (1997 to Present),    11 portfolios        Director of Good
D.O.B. 03/54                      o 2.5 years served     College Church in Wheaton;                         News Publishers
330 East Union                                           Partner (1996 to 1997),
Wheaton, IL 60187                                        Ritchie Capital Wheaton,
                                                         IL 60187, Markets
                                                         (Options Trading);
                                                         Vice President
                                                         (1995 to 1996), The
                                                         Service-Master Company

--------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee,          o Indefinite term      President, Nike Securities    11 portfolios
President, Chairman of the        o 2.5 years served     and First Trust Advisors
Board and CEO
D.O.B. 09/55
1001 Warrenville Road
Suite 300
Lisle, IL 60532



--------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------

Robert F. Carey, Vice President   o Indefinite term     Senior Vice President,            N/A               N/A
D.O.B. 07/63                      o 2.5 years served    Nike Securities and First
1001 Warrenville Road                                   Trust Advisors
Suite 300
Lisle, IL 60532




Mark R. Bradley, Treasurer,       o Indefinite term     Chief Financial Officer,
Controller, Chief Financial       o 2.5 years served    Senior Vice President,            N/A               N/A
Officer, Chief Accounting                               Nike Securities and First
Officer                                                 Trust Advisors
D.O.B. 11/57
1001 Warrenville Road
Suite 300
Lisle, IL 60532


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
                        FIRST DEFINED PORTFOLIO FUND, LLC
                                DECEMBER 31, 2001

            7. BOARD OF TRUSTEES AND OFFICERS - UNAUDITED (CONTINUED)


                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS
     NAME, (DOB), ADDRESS AND     TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
      POSITION(S) WITH TRUST     LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
                                          OFFICER(S) WHO ARE NOT TRUSTEES - (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
W. Scott Jardine, Secretary        o Indefinite term      Senior Vice President          N/A                 N/A
D.O.B. 05/60                       o 2.5 years served     and General Counsel,
1001 Warrenville Road                                     Nike Securities and First
Suite 300                                                 Trust Advisors
Lisle, IL 60532


 ---------------------------

  * The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE INTEREST HOLDERS AND BOARD OF TRUSTEES OF FIRST DEFINED PORTFOLIO FUND,
LLC:

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Defined Portfolio Fund, LLC (the "Funds," comprising, respectively, The DowSM Target 5 Portfolio, The DowSM DART 10 Portfolio, Global Target 15 Portfolio, S&P Target 10 Portfolio, NASDAQ Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio, First Trust Energy Portfolio, First Trust Financial Services Portfolio, First Trust Internet Portfolio, First Trust Pharmaceutical Portfolio, and First Trust Technology Portfolio) as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 6, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the First Defined Portfolio Fund, LLC at December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 6, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

[GRAPHIC OMITTED]
ERNST AND YOUNG LOGO

Boston, Massachusetts
February 1, 2002

                       See Notes to Financial Statements.

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